GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 11.4%
Aerospace & Defense – 0.1%
5,896	BAE Systems PLC	$ 42,940
903	General Dynamics Corp.	170,640
814	Huntington Ingalls Industries, Inc.	144,493
698	L3Harris Technologies, Inc.	145,938
505	Lockheed Martin Corp.	168,326
782	Northrop Grumman Corp.	272,761
1,630	Raytheon Technologies Corp.	131,900
3,850	Textron, Inc.	272,580
297	Thales SA	24,368
234	The Boeing Co.*	46,297

		1,420,243

Air Freight & Logistics – 0.1%
2,891	C.H. Robinson Worldwide, Inc.	274,905
10,499	Deutsche Post AG	620,087
643	DSV PANALPINA A/S	139,998
1,049	Expeditors International of Washington, Inc.	127,580
1,160	FedEx Corp.	267,229
1,555	United Parcel Service, Inc. Class B	308,465
2,846	Yamato Holdings Co. Ltd.	62,823

		1,801,087

Auto Components – 0.0%
605	Aptiv PLC*	97,012
3,965	BorgWarner, Inc.	171,605
1,222	Bridgestone Corp.	49,001
318	Cie Generale des Etablissements Michelin SCA	46,927
799	Denso Corp.	58,451
824	Lear Corp.	138,259
1,244	Magna International, Inc.	93,243
1,887	Sumitomo Electric Industries Ltd.	24,699
502	Toyota Industries Corp.	41,175

		720,372

Automobiles – 0.2%
637	Bayerische Motoren Werke AG	61,059
2,524	Daimler AG	236,380
300	Ferrari NV	78,503
29,715	Ford Motor Co.	570,231
1,353	General Motors Co.*	78,298
4,700	Honda Motor Co. Ltd.	128,708
1,148	Lucid Group, Inc.*	60,821
2,697	Mazda Motor Corp.*	21,758
6,011	Stellantis NV	102,570
1,533	Tesla, Inc.*	1,754,917
17,321	Toyota Motor Corp.	307,262
99	Volkswagen AG	27,585
894	Yamaha Motor Co. Ltd.	22,483

		3,450,575

Banks – 0.5%
7,704	Australia & New Zealand Banking Group Ltd.	145,622
12,254	Banco Bilbao Vizcaya Argentaria SA	64,966
20,913	Banco Santander SA	65,024

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,450	Bank Hapoalim BM	$ 43,262
15,743	Bank Leumi Le-Israel BM	151,489
19,788	Bank of America Corp.	879,972
1,831	Bank of Montreal	190,689
35,149	Barclays PLC	85,823
2,077	BNP Paribas SA	129,085
40,706	BOC Hong Kong Holdings Ltd.	123,046
1,541	Canadian Imperial Bank of Commerce	171,839
5,847	Citigroup, Inc.	372,454
1,649	Citizens Financial Group, Inc.	77,948
3,112	Commonwealth Bank of Australia	205,458
3,311	Credit Agricole SA	45,085
1,725	Danske Bank A/S	28,520
4,329	DBS Group Holdings Ltd.	94,297
2,734	DNB Bank ASA	59,669
1,077	Erste Groupe Bank AG	47,187
2,099	Fifth Third Bancorp	88,473
2,283	FinecoBank Banca Fineco SpA	39,984
562	First Republic Bank	117,829
1,949	Hang Seng Bank Ltd.	34,465
17,431	HSBC Holdings PLC	96,331
2,966	Huntington Bancshares, Inc.	44,015
5,707	ING Groep NV	78,833
21,803	Intesa Sanpaolo SpA	52,207
10,673	Israel Discount Bank Ltd. Class A*	65,221
4,046	Japan Post Bank Co. Ltd.	33,058
9,358	JPMorgan Chase & Co.	1,486,331
381	KBC Group NV	31,981
2,230	KeyCorp.	50,041
125,053	Lloyds Banking Group PLC	77,651
439	M&T Bank Corp.	64,362
3,912	Mediobanca Banca di Credito Finanziario SpA	43,274
24,092	Mitsubishi UFJ Financial Group, Inc.	127,239
2,319	Mizrahi Tefahot Bank Ltd.	85,272
3,878	Mizuho Financial Group, Inc.	47,811
4,993	National Australia Bank Ltd.	96,480
3,794	National Bank of Canada	294,830
7,047	Nordea Bank Abp	83,457
26,306	Oversea-Chinese Banking Corp. Ltd.	210,821
1,006	Raiffeisen Bank International AG	29,918
2,610	Regions Financial Corp.	59,377
7,526	Resona Holdings, Inc.	27,486
5,754	Royal Bank of Canada	568,891
282	Signature Bank	85,249
5,390	Skandinaviska Enskilda Banken AB Class A	78,381
1,490	Societe Generale SA	46,365
4,380	Standard Chartered PLC	24,104
6,873	Sumitomo Mitsui Financial Group, Inc.	223,612
1,315	Sumitomo Mitsui Trust Holdings, Inc.	41,075
164	SVB Financial Group*	113,542
4,564	Svenska Handelsbanken AB Class A	48,287
1,119	Swedbank AB Class A	22,531
2,606	The Bank of Nova Scotia	162,751

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
751	The PNC Financial Services Group, Inc.	$ 147,947
6,279	The Toronto-Dominion Bank	443,111
1,603	Truist Financial Corp.	95,074
2,824	U.S. Bancorp	156,280
5,366	United Overseas Bank Ltd.	100,431
10,007	Wells Fargo & Co.	478,134
8,485	Westpac Banking Corp.	122,930

		9,406,877

Beverages – 0.2%
2,009	Anheuser-Busch InBev SA	112,107
960	Asahi Group Holdings Ltd.	35,405
1,475	Brown-Forman Corp. Class B	103,781
433	Carlsberg AS Class B	67,244
2,126	Coca-Cola Europacific Partners PLC	104,961
1,097	Coca-Cola HBC AG	33,783
307	Constellation Brands, Inc. Class A	69,176
3,438	Davide Campari-Milano NV	50,111
4,141	Diageo PLC	208,989
1,900	Heineken Holding NV	158,237
440	Heineken NV	43,795
2,683	Ito En Ltd.	157,873
2,945	Keurig Dr Pepper, Inc.	100,101
1,807	Kirin Holdings Co. Ltd.	28,790
6,953	Molson Coors Beverage Co. Class B	308,991
3,384	Monster Beverage Corp.*	283,512
4,518	PepsiCo, Inc.	721,886
426	Pernod Ricard SA	97,750
349	Remy Cointreau SA	81,847
1,619	Suntory Beverage & Food Ltd.	57,113
6,581	The Coca-Cola Co.	345,173

		3,170,625

Biotechnology – 0.1%
5,675	AbbVie, Inc.	654,214
1,515	Amgen, Inc.	301,303
1,496	Biogen, Inc.*	352,667
406	BioMarin Pharmaceutical, Inc.*	35,034
862	CSL Ltd.	187,431
76	Genmab A/S*	29,453
4,868	Gilead Sciences, Inc.	335,551
2,486	Grifols SA	44,631
455	Horizon Therapeutics PLC*	47,211
3,263	Incyte Corp.*	220,970
711	Moderna, Inc.*	250,578
353	Regeneron Pharmaceuticals, Inc.*	224,695
1,176	Seagen, Inc.*	188,160
1,269	Vertex Pharmaceuticals, Inc.*	237,227

		3,109,125

Building Products – 0.1%
1,336	A.O. Smith Corp.	105,611
492	AGC, Inc.	23,959
1,749	Allegion PLC	216,246
1,075	Assa Abloy AB Class B	30,121
2,707	Carrier Global Corp.	146,503
3,299	Cie de Saint-Gobain	209,255

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
1,121	Fortune Brands Home & Security, Inc.	$ 112,694
122	Geberit AG	93,148
2,597	Johnson Controls International PLC	194,152
529	Kingspan Group PLC	61,337
794	Lennox International, Inc.	245,362
1,179	Lixil Corp.	28,843
5,980	Masco Corp.	394,082
6,008	Nibe Industrier AB Class B	85,635
2,425	Owens Corning	205,737
100	Rockwool International A/S Class B	41,562
605	Trane Technologies PLC	112,923
25,678	Xinyi Glass Holdings Ltd.	62,637

		2,369,807

Capital Markets – 0.4%
12,831	abrdn PLC	39,674
730	Ameriprise Financial, Inc.	211,408
3,190	Apollo Global Management, Inc.	225,788
938	ASX Ltd.	59,950
272	BlackRock, Inc.	246,054
3,114	Blackstone, Inc.	440,475
1,601	Brookfield Asset Management, Inc. Class A	89,409
462	Cboe Global Markets, Inc.	59,570
526	CME Group, Inc.	115,994
431	Coinbase Global, Inc. Class A*	135,765
5,673	Daiwa Securities Group, Inc.	31,460
7,545	Deutsche Bank AG*	90,554
407	Deutsche Boerse AG	63,908
2,099	EQT AB	123,409
850	FactSet Research Systems, Inc.	398,285
1,041	Franklin Resources, Inc.	33,728
8,717	Hargreaves Lansdown PLC	154,720
4,662	Hong Kong Exchanges & Clearing Ltd.	256,370
1,471	IGM Financial, Inc.	53,165
1,224	Intercontinental Exchange, Inc.	160,001
9,859	Invesco Ltd.	220,151
2,804	KKR & Co., Inc.	208,758
765	Macquarie Group Ltd.	106,536
2,863	Magellan Financial Group Ltd.	67,014
428	MarketAxess Holdings, Inc.	150,951
1,598	Moody’s Corp.	624,243
5,831	Morgan Stanley	552,895
236	MSCI, Inc.	148,550
702	Nasdaq, Inc.	142,667
594	Northern Trust Corp.	68,726
160	Partners Group Holding AG	276,136
842	Raymond James Financial, Inc.	82,760
1,770	Robinhood Markets, Inc.Class A*	45,914
1,082	S&P Global, Inc.	493,100
645	Schroders PLC	29,415
1,766	SEI Investments Co.	105,307
33,802	Singapore Exchange Ltd.	220,687
1,810	St. James’s Place PLC	37,269
1,818	State Street Corp.	161,747
1,300	T. Rowe Price Group, Inc.	259,935
2,889	The Bank of New York Mellon Corp.	158,288

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
4,392	The Carlyle Group, Inc.	$ 240,199
2,862	The Charles Schwab Corp.	221,490
498	TMX Group Ltd.	48,328
804	Tradeweb Markets, Inc. Class A	77,184
8,586	UBS Group AG	148,465

		7,886,402

Chemicals – 0.2%
561	Air Liquide SA	92,645
281	Air Products & Chemicals, Inc.	80,771
992	Akzo Nobel NV	104,385
461	Albemarle Corp.	122,852
622	Arkema SA	81,558
908	BASF SE	59,470
359	Celanese Corp.	54,338
366	CF Industries Holdings, Inc.	22,176
453	Chr Hansen Holding A/S	33,703
2,186	Corteva, Inc.	98,370
852	Covestro AG(a)	48,053
937	Croda International PLC	125,660
1,346	Dow, Inc.	73,936
2,117	DuPont de Nemours, Inc.	156,573
1,290	Eastman Chemical Co.	134,534
817	Ecolab, Inc.	180,941
77	EMS-Chemie Holding AG	73,404
268	FMC Corp.	26,851
34	Givaudan SA	166,217
2,562	ICL Group Ltd.	22,263
274	International Flavors & Fragrances, Inc.	38,955
914	Johnson Matthey PLC	25,393
1,243	JSR Corp.	46,242
490	Koninklijke DSM NV	105,466
541	Linde PLC	172,114
5,794	Mitsubishi Chemical Holdings Corp.	45,293
2,131	Mitsui Chemicals, Inc.	56,763
2,221	Nippon Sanso Holdings Corp.	46,841
771	Nitto Denko Corp.	53,453
898	Novozymes A/S Class B	68,198
1,652	Nutrien Ltd.	109,508
770	PPG Industries, Inc.	118,711
831	RPM International, Inc.	75,654
605	Shin-Etsu Chemical Co. Ltd.	100,773
376	Sika AG	146,828
312	Solvay SA	34,909
9,230	Sumitomo Chemical Co. Ltd.	42,338
435	Symrise AG	61,192
4,908	The Mosaic Co.	167,952
1,016	The Sherwin-Williams Co.	336,540
693	Yara International ASA	34,020

		3,645,843

Commercial Services & Supplies – 0.1%
5,689	Brambles Ltd.	40,305
797	Cintas Corp.	336,485
1,032	Copart, Inc.*	149,805
1,156	Dai Nippon Printing Co. Ltd.	27,132

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
1,369	GFL Environmental, Inc.	$ 52,758
5,644	Rentokil Initial PLC	45,963
1,120	Republic Services, Inc.	148,131
825	Ritchie Bros Auctioneers, Inc.	55,999
9,657	Rollins, Inc.	321,385
460	Secom Co. Ltd.	31,138
4,454	Securitas AB Class B	64,353
1,057	Waste Connections, Inc.	140,644
1,164	Waste Management, Inc.	187,020

		1,601,118

Communications Equipment – 0.1%
952	Arista Networks, Inc.*	118,105
11,477	Cisco Systems, Inc.	629,399
1,409	F5 Networks, Inc.*	320,660
3,543	Juniper Networks, Inc.	110,294
645	Motorola Solutions, Inc.	163,301
7,364	Nokia Oyj*	41,273
6,541	Telefonaktiebolaget LM Ericsson Class B	65,753

		1,448,785

Construction & Engineering – 0.1%
9,883	ACS Actividades de Construccion y Servicios SA	236,856
878	Bouygues SA	29,654
1,424	Eiffage SA	132,627
1,279	Ferrovial SA	35,613
3,620	Kajima Corp.	39,812
6,199	Skanska AB Class B	142,634
1,724	Vinci SA	163,111
4,347	WSP Global, Inc.	604,656

		1,384,963

Construction Materials – 0.0%
1,432	CRH PLC	69,616
1,006	HeidelbergCement AG	66,931
1,594	Holcim Ltd.	76,789
1,280	James Hardie Industries PLC	50,169
177	Martin Marietta Materials, Inc.	71,421
244	Vulcan Materials Co.	46,760

		381,686

Consumer Finance – 0.1%
4,672	Ally Financial, Inc.	214,118
1,675	American Express Co.	255,102
2,011	Capital One Financial Corp.	282,606
1,855	Discover Financial Services	200,062
2,816	SoFi Technologies, Inc.*	48,435
5,706	Synchrony Financial	255,572
236	Upstart Holdings, Inc.*	48,354

		1,304,249

Containers & Packaging – 0.0%
3,871	Amcor PLC	43,820
402	Avery Dennison Corp.	82,438
768	Ball Corp.	71,769
792	CCL Industries, Inc. Class B	38,867

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
849	Crown Holdings, Inc.	$ 89,824
2,711	International Paper Co.	123,405
296	Packaging Corp. of America	38,655
672	Sealed Air Corp.	41,745
2,875	Smurfit Kappa Group PLC	147,358
3,985	Westrock Co.	172,909

		850,790

Distributors – 0.1%
2,228	Genuine Parts Co.	284,605
6,659	LKQ Corp.	372,238
763	Pool Corp.	422,793

		1,079,636

Diversified Financial Services – 0.1%
4,442	Berkshire Hathaway, Inc. Class B*	1,229,057
560	Eurazeo SE	45,924
342	Groupe Bruxelles Lambert SA	37,141
1,495	Industrivarden AB Class A	44,383
2,453	Industrivarden AB Class C	72,301
6,808	Investor AB Class B	158,194
2,216	Kinnevik AB Class B*	79,008
696	L E Lundbergforetagen AB Class B	38,173
4,094	ORIX Corp.	80,666
186	Sofina SA	86,436
1,033	Tokyo Century Corp.	49,131

		1,920,414

Diversified Telecommunication Services – 0.1%
20,535	AT&T, Inc.	468,814
1,043	BCE, Inc.	52,491
1,059	Cellnex Telecom SA(a)	62,456
10,347	Deutsche Telekom AG	182,238
1,045	Elisa Oyj	62,749
37,703	HKT Trust and HKT Ltd.	51,033
3,075	Infrastrutture Wireless Italiane SpA(a)	35,266
11,358	Koninklijke KPN NV	33,504
8,376	Liberty Global PLC Class A*	221,126
8,485	Liberty Global PLC Class C*	226,040
17,204	Lumen Technologies, Inc.	212,297
10,490	Nippon Telegraph & Telephone Corp.	288,642
3,682	Orange SA	39,584
15,280	Singapore Telecommunications Ltd.	26,421
14,275	Spark New Zealand Ltd.	44,646
153	Swisscom AG	84,993
8,726	Telefonica SA	39,590
3,393	Telenor ASA	50,136
8,289	Telia Co. AB	32,037
16,665	Telstra Corp. Ltd.	48,028
2,320	TELUS Corp.	53,031
960	United Internet AG	35,974
10,412	Verizon Communications, Inc.	523,411

		2,874,507

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 0.1%
986	Alliant Energy Corp.	$ 54,023
926	American Electric Power Co., Inc.	75,052
38,024	AusNet Services Ltd.	68,676
5,632	Chubu Electric Power Co., Inc.	56,816
3,877	CK Infrastructure Holdings Ltd.	22,500
3,420	CLP Holdings Ltd.	33,507
1,760	Duke Energy Corp.	170,738
716	Edison International	46,740
285	Elia Group SA	35,506
930	Emera, Inc.	42,727
1,861	Endesa SA	41,863
7,228	Enel SpA	54,769
357	Entergy Corp.	35,821
1,289	Evergy, Inc.	81,594
578	Eversource Energy	47,552
2,468	Exelon Corp.	130,138
2,378	FirstEnergy Corp.	89,556
1,038	Fortis, Inc.	44,902
2,370	Fortum Oyj	68,143
32,706	HK Electric Investments & HK Electric Investments Ltd.	32,001
1,859	Hydro One Ltd.(a)	45,447
13,369	Iberdrola SA	150,162
11,187	Mercury NZ Ltd.	45,715
2,363	NextEra Energy, Inc.	205,061
9,501	NRG Energy, Inc.	342,226
9,797	Power Assets Holdings Ltd.	59,024
1,945	PPL Corp.	54,129
2,047	Red Electrica Corp. SA	43,511
1,906	SSE PLC	39,185
6,654	Terna Rete Elettrica Nazionale	49,482
2,090	The Southern Co.	127,699
619	Verbund AG	64,732
1,097	Xcel Energy, Inc.	69,912

		2,528,909

Electrical Equipment – 0.1%
4,330	ABB Ltd.	149,743
823	AMETEK, Inc.	112,340
1,115	Eaton Corp. PLC	180,697
899	Emerson Electric Co.	78,968
312	Generac Holdings, Inc.*	131,427
726	Legrand SA	79,755
2,971	Mitsubishi Electric Corp.	37,122
246	Nidec Corp.	28,169
1,101	Prysmian SpA	40,819
487	Rockwell Automation, Inc.	163,729
1,076	Schneider Electric SE	190,962
1,259	Sensata Technologies Holding PLC*	70,126
1,063	Siemens Energy AG*	28,317

		1,292,174

Electronic Equipment, Instruments & Components – 0.1%
1,540	Amphenol Corp. Class A	124,093
3,244	Arrow Electronics, Inc.*	394,633
1,258	Azbil Corp.	55,453
2,279	CDW Corp.	431,551
923	Cognex Corp.	71,302

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,660	Corning, Inc.	$ 98,659
1,607	Halma PLC	64,056
6,672	Hexagon AB Class B	97,029
200	Hirose Electric Co. Ltd.	33,541
807	Ibiden Co. Ltd.	49,899
183	IPG Photonics Corp.*	30,047
342	Keyence Corp.	211,213
1,580	Keysight Technologies, Inc.*	307,278
634	Kyocera Corp.	37,578
874	Murata Manufacturing Co. Ltd.	64,120
994	Omron Corp.	95,504
695	TE Connectivity Ltd.	106,981
144	Teledyne Technologies, Inc.*	59,802
967	Trimble, Inc.*	83,036
481	Zebra Technologies Corp. Class A*	283,203

		2,698,978

Energy Equipment & Services – 0.0%
6,825	Baker Hughes Co.	159,296
6,220	Halliburton Co.	134,290
2,574	Schlumberger N.V	73,822
8,048	Tenaris SA	78,813

		446,221

Entertainment – 0.1%
2,276	Activision Blizzard, Inc.	133,374
1,768	AMC Entertainment Holdings, Inc. Class A*	60,006
32,886	Bollore SA	176,450
3,070	Capcom Co. Ltd.	76,413
1,247	Electronic Arts, Inc.	154,902
932	Koei Tecmo Holdings Co. Ltd.	38,833
479	Konami Holdings Corp.	24,487
1,313	Liberty Media Corp.-Liberty Formula One Class C*	79,988
461	Live Nation Entertainment, Inc.*	49,166
797	Netflix, Inc.*	511,594
214	Nintendo Co. Ltd.	94,378
698	Roku, Inc.*	158,872
179	Sea Ltd. ADR*	51,564
1,122	Square Enix Holdings Co. Ltd.	58,704
758	Take-Two Interactive Software, Inc.*	125,737
1,852	The Walt Disney Co.*	268,355
834	Toho Co. Ltd.	37,014
1,312	Ubisoft Entertainment SA*	67,248
1,211	Universal Music Group NV	34,761

		2,201,846

Equity Real Estate Investment Trusts (REITs) – 0.2%
526	Alexandria Real Estate Equities, Inc.	105,237
586	American Tower Corp.	153,813
526	AvalonBay Communities, Inc.	125,646
629	Boston Properties, Inc.	67,831
1,496	Camden Property Trust	247,154
814	Canadian Apartment Properties REIT	36,232

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
466	Crown Castle International Corp.	$ 84,649
23	Daiwa House REIT Investment Corp.	65,841
4,704	Dexus	37,183
1,606	Digital Realty Trust, Inc.	269,390
2,429	Duke Realty Corp.	141,684
138	Equinix, Inc.	112,084
1,547	Equity LifeStyle Properties, Inc.	125,771
1,384	Equity Residential	118,069
227	Essex Property Trust, Inc.	77,053
749	Extra Space Storage, Inc.	149,800
192	Gecina SA	25,870
6,503	Goodman Group	113,505
804	Healthpeak Properties, Inc.	26,419
2,688	Invitation Homes, Inc.	108,703
2,073	Iron Mountain, Inc.	94,197
6	Japan Real Estate Investment Corp.	34,724
3,020	Link REIT	26,180
23,558	Mapletree Logistics Trust	32,046
1,154	Medical Properties Trust, Inc.	24,569
773	Mid-America Apartment Communities, Inc.	159,431
4	Nippon Building Fund, Inc.	24,720
21	Nippon Prologis REIT, Inc.	68,587
35	Nomura Real Estate Master Fund, Inc.	49,899
1,539	Prologis, Inc.	232,004
604	Public Storage	197,738
1,237	Realty Income Corp.	84,017
1,116	Regency Centers Corp.	77,383
222	SBA Communications Corp.	76,324
5,894	Segro PLC	110,154
523	Simon Property Group, Inc.	79,935
10,224	Stockland	31,564
764	Sun Communities, Inc.	144,075
1,656	UDR, Inc.	93,945
1,171	Ventas, Inc.	54,943
4,756	VICI Properties, Inc.	129,363
560	Vornado Realty Trust	22,478
556	Welltower, Inc.	44,269
8,245	Weyerhaeuser Co.	310,094
594	WP Carey, Inc.	45,352

		4,439,925

Food & Staples Retailing – 0.3%
2,009	Aeon Co. Ltd.	46,857
3,664	Alimentation Couche-Tard, Inc. Class B	134,232
7,061	Carrefour SA	116,791
16,643	Coles Group Ltd.	212,528
392	Cosmos Pharmaceutical Corp.	60,824
1,523	Costco Wholesale Corp.	821,476
11,664	Empire Co. Ltd. Class A	334,457
9,350	Endeavour Group Ltd.	45,415
892	Etablissements Franz Colruyt NV	41,875
1,837	George Weston Ltd.	193,874
1,271	ICA Gruppen AB	75,283
58,395	J Sainsbury PLC	214,534
12,025	Jeronimo Martins SGPS SA	262,046
2,127	Kesko Oyj Class B	66,782

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
15,057	Koninklijke Ahold Delhaize NV	$ 506,664
1,322	Lawson, Inc.	64,817
3,797	Loblaw Cos. Ltd.	286,235
1,273	Metro, Inc.	60,748
2,493	Seven & i Holdings Co. Ltd.	100,411
3,184	Sysco Corp.	223,007
23,162	Tesco PLC	85,432
13,425	The Kroger Co.	557,540
1,474	Tsuruha Holdings, Inc.	166,757
4,897	Walgreens Boots Alliance, Inc.	219,386
6,579	Walmart, Inc.	925,205
5,988	Welcia Holdings Co. Ltd.	212,916
9,350	Woolworths Group Ltd.	270,703
		6,306,795

Food Products – 0.2%
4,941	Ajinomoto Co., Inc.	148,152
3,612	Archer-Daniels-Midland Co.	224,703
2,921	Associated British Foods PLC	74,560
16	Barry Callebaut AG	37,853
1,510	Bunge Ltd.	130,721
1,425	Campbell Soup Co.	57,470
6	Chocoladefabriken Lindt & Spruengli AG (Food Products)	185,121
5,477	Conagra Brands, Inc.	167,322
1,828	Danone SA	107,511
4,015	General Mills, Inc.	248,007
1,685	Hormel Foods Corp.	69,759
3,735	JDE Peet’s NV	101,796
1,263	Kellogg Co.	77,270
334	Kerry Group PLC Class A	41,137
531	Kikkoman Corp.	40,535
1,075	McCormick & Co., Inc.	92,256
646	MEIJI Holdings Co. Ltd.	38,020
2,812	Mondelez International, Inc. Class A	165,739
967	Mowi ASA	21,987
6,892	Nestle SA	883,360
1,719	Nisshin Seifun Group, Inc.	24,722
396	Nissin Foods Holdings Co. Ltd.	29,107
4,833	Orkla ASA	44,177
1,585	Saputo, Inc.	35,088
1,467	The Hershey Co.	260,378
1,587	The J.M. Smucker Co.	200,708
6,058	The Kraft Heinz Co.	203,609
628	Toyo Suisan Kaisha Ltd.	25,412
4,132	Tyson Foods, Inc. Class A	326,263
204,256	WH Group Ltd.(a)	128,517
		4,191,260

Gas Utilities – 0.0%
2,083	AltaGas Ltd.	39,623
5,526	APA Group	37,365
423	Atmos Energy Corp.	38,205
1,419	Enagas SA	32,376
22,723	Hong Kong & China Gas Co. Ltd.	33,871
1,616	Naturgy Energy Group SA	44,582
8,515	Snam SpA	47,985
2,434	Tokyo Gas Co. Ltd.	41,640
7,014	UGI Corp.	289,328
		604,975

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 0.4%
3,607	Abbott Laboratories	$ 453,652
945	ABIOMED, Inc.*	297,467
456	Alcon, Inc.	36,019
654	Align Technology, Inc.*	399,941
1,170	Asahi Intecc Co. Ltd.	25,645
1,581	Baxter International, Inc.	117,895
562	Becton Dickinson & Co.	133,273
1,057	BioMerieux	149,569
2,004	Boston Scientific Corp.*	76,292
311	Carl Zeiss Meditec AG	62,309
1,085	Cochlear Ltd.	166,839
904	Coloplast A/S Class B	147,664
1,470	Danaher Corp.	472,811
884	DENTSPLY SIRONA, Inc.	43,086
362	DexCom, Inc.*	203,658
934	DiaSorin SpA	199,321
3,378	Edwards Lifesciences Corp.*	362,493
2,547	Fisher & Paykel Healthcare Corp. Ltd.	57,627
1,145	Getinge AB Class B	47,978
440	GN Store Nord A/S	25,340
1,754	Hologic, Inc.*	131,076
2,216	Hoya Corp.	350,763
1,031	IDEXX Laboratories, Inc.*	626,920
282	Inmode Ltd.*	21,432
602	Insulet Corp.*	173,641
594	Intuitive Surgical, Inc.*	192,658
2,907	Koninklijke Philips NV	102,444
683	Masimo Corp.*	189,956
1,250	Medtronic PLC	133,375
1,735	Novocure Ltd.*	162,465
8,772	Olympus Corp.	195,995
1,448	ResMed, Inc.	369,023
1,103	Siemens Healthineers AG(a)	80,114
4,433	Smith & Nephew PLC	71,244
146	Sonova Holding AG	54,869
351	STERIS PLC	76,704
125	Straumann Holding AG	265,743
679	Stryker Corp.	160,672
775	Sysmex Corp.	96,397
144	Teleflex, Inc.	42,828
1,202	Terumo Corp.	48,950
180	The Cooper Cos., Inc.	67,765
492	West Pharmaceutical Services, Inc.	217,789
332	Zimmer Biomet Holdings, Inc.	39,707
		7,351,409

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	194,229
733	Amplifon SpA	35,701
889	Anthem, Inc.	361,138
3,515	Cardinal Health, Inc.	162,498
4,218	Centene Corp.*	301,207
1,735	Cigna Corp.	332,947
6,251	CVS Health Corp.	556,714

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
2,262	DaVita, Inc.*	$ 213,759
2,155	Fresenius Medical Care AG & Co. KGaA	128,486
2,336	Fresenius SE & Co. KGaA	88,416
1,063	HCA Healthcare, Inc.	239,802
3,162	Henry Schein, Inc.*	224,692
570	Humana, Inc.	239,235
1,455	Laboratory Corp. of America Holdings*	415,155
1,470	McKesson Corp.	318,637
3,205	Medipal Holdings Corp.	57,603
489	Molina Healthcare, Inc.*	139,453
1,559	Quest Diagnostics, Inc.	231,792
2,188	Sonic Healthcare Ltd.	66,160
2,952	UnitedHealth Group, Inc.	1,311,337
436	Universal Health Services, Inc. Class B	51,766
		5,670,727

Health Care Technology – 0.0%
3,888	Cerner Corp.	273,910
1,242	M3, Inc.	66,768
621	Veeva Systems, Inc. Class A*	175,482

		516,160

Hotels, Restaurants & Leisure – 0.2%
5,147	Aramark	171,910
1,836	Aristocrat Leisure Ltd.	57,063
68	Booking Holdings, Inc.*	142,926
745	Caesars Entertainment, Inc.*	67,102
44	Chipotle Mexican Grill, Inc.*	72,310
1,625	Darden Restaurants, Inc.	224,169
509	Domino’s Pizza Enterprises Ltd.	46,566
928	Domino’s Pizza, Inc.	486,402
7,042	Entain PLC*	156,524
771	Evolution AB(a)	80,953
2,183	Expedia Group, Inc.*	351,659
392	Hilton Worldwide Holdings, Inc.*	52,947
6,142	La Francaise des Jeux SAEM(a)	284,470
290	Marriott International, Inc. Class A*	42,792
1,278	McDonald’s Corp.	312,599
1,052	McDonald’s Holdings Co. Japan Ltd.	46,950
720	MGM Resorts International	28,498
303	Oriental Land Co. Ltd.	47,612
1,972	Starbucks Corp.	216,210
200	Vail Resorts, Inc.	66,342
2,750	Yum! Brands, Inc.	337,810
		3,293,814

Household Durables – 0.1%
8,407	Barratt Developments PLC	77,856
1,106	D.R. Horton, Inc.	108,056
4,867	Electrolux AB	109,274
715	Garmin Ltd.	95,481
8,590	Husqvarna AB Class B	120,935
1,993	Iida Group Holdings Co. Ltd.	41,156
1,969	Lennar Corp. Class A	206,843

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
1,402	Mohawk Industries, Inc.*	$ 235,354
5,046	Newell Brands, Inc.	108,338
25	NVR, Inc.*	130,633
5,756	Panasonic Corp.	62,755
2,135	PulteGroup, Inc.	106,814
247	Rinnai Corp.	23,369
2,053	SEB SA	304,280
3,934	Sekisui House Ltd.	76,456
2,749	Sony Group Corp.	335,402
688	Whirlpool Corp.	149,805
		2,292,807

Household Products – 0.1%
1,266	Church & Dwight Co., Inc.	113,155
5,593	Colgate-Palmolive Co.	419,587
1,335	Essity AB Class B	42,629
565	Henkel AG & Co. KGaA	41,961
1,819	Kimberly-Clark Corp.	237,034
2,631	Lion Corp.	37,370
1,439	Reckitt Benckiser Group PLC	116,563
1,775	The Clorox Co.	289,059
5,715	The Procter & Gamble Co.	826,275
1,362	Unicharm Corp.	58,996
		2,182,629

Independent Power and Renewable Electricity Producers – 0.0%
1,282	EDP Renovaveis SA	32,973
1,643	Northland Power, Inc.	49,183
3,139	Uniper SE	136,282
7,879	Vistra Corp.	156,635
		375,073

Industrial Conglomerates – 0.1%
1,292	3M Co.	219,692
21,501	CK Hutchison Holdings Ltd.	134,601
942	DCC PLC	69,384
1,782	General Electric Co	169,272
3,116	Hitachi Ltd.	182,529
651	Honeywell International, Inc.	131,658
2,127	Investment AB Latour Class B	80,173
1,385	Jardine Matheson Holdings Ltd.	78,337
829	Lifco AB	22,404
52,682	Melrose Industries PLC	101,213
226	Roper Technologies, Inc.	104,898
667	Siemens AG	106,330
		1,400,491

Insurance – 0.4%
8,122	Admiral Group PLC	319,310
2,561	Aflac, Inc.	138,653
1,306	Ageas SA	67,540
19,958	AIA Group Ltd.	210,107
63	Alleghany Corp.*	40,753
1,201	Allianz SE	260,650
447	American Financial Group, Inc.	59,724
1,774	American International Group, Inc.	93,312
1,395	Aon PLC Class A	412,599

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,046	Arch Capital Group Ltd.*	$ 122,997
1,384	Arthur J. Gallagher & Co.	225,454
7,809	Assicurazioni Generali SpA	156,433
525	Assurant, Inc.	79,853
2,337	Athene Holding Ltd. Class A*	191,447
20,657	Aviva PLC	105,426
4,282	AXA SA	117,704
475	Baloise Holding AG	70,860
1,605	Brown & Brown, Inc.	103,378
930	Chubb Ltd.	166,907
659	Cincinnati Financial Corp.	75,060
3,785	CNP Assurances	92,275
2,060	Dai-ichi Life Holdings, Inc.	41,271
653	Erie Indemnity Co. Class A	121,334
237	Everest Re Group Ltd.	60,762
236	Fairfax Financial Holdings Ltd.	104,740
1,837	Fidelity National Financial, Inc.	89,848
4,939	Gjensidige Forsikring ASA	111,881
828	Globe Life, Inc.	71,655
4,402	Great-West Lifeco, Inc.	127,775
548	Hannover Rueck SE	95,780
4,252	iA Financial Corp., Inc.	225,939
7,993	Insurance Australia Group Ltd.	25,107
739	Intact Financial Corp.	91,703
7,225	Japan Post Holdings Co. Ltd.	54,450
23,802	Legal & General Group PLC	88,922
2,384	Lincoln National Corp.	158,131
773	Loews Corp.	41,325
5,811	Manulife Financial Corp.	103,897
28	Markel Corp.*	33,455
1,749	Marsh & McLennan Cos., Inc.	286,871
17,262	Medibank Pvt. Ltd.	42,176
3,382	MetLife, Inc.	198,388
1,397	MS&AD Insurance Group Holdings, Inc.	40,735
371	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	99,756
2,321	NN Group NV	115,329
2,999	Phoenix Group Holdings PLC	25,466
6,961	Poste Italiane SpA(a)	87,540
8,464	Power Corp. of Canada	273,045
1,436	Principal Financial Group, Inc.	98,481
991	Prudential Financial, Inc.	101,340
1,262	Prudential PLC	21,317
1,254	Sampo Oyj Class A	61,530
878	Sompo Holdings, Inc.	36,058
1,730	Sun Life Financial, Inc.	91,859
11,150	Suncorp Group Ltd.	85,432
352	Swiss Life Holding AG	202,027
267	Swiss Re AG	25,061
2,559	The Allstate Corp.	278,214
1,442	The Hartford Financial Services Group, Inc.	95,316
2,898	The Progressive Corp.	269,340
878	The Travelers Cos., Inc.	129,022
1,160	Tokio Marine Holdings, Inc.	58,254
1,794	Tryg A/S	43,510
494	W.R. Berkley Corp.	37,860
288	Willis Towers Watson PLC	65,042
380	Zurich Insurance Group AG	156,222
		7,783,608

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 0.4%
870	Alphabet, Inc. Class A*	$ 2,469,016
877	Alphabet, Inc. Class C*	2,498,608
34,991	Auto Trader Group PLC(a)	339,890
353	IAC/InterActiveCorp.*	47,178
1,845	Kakaku.com, Inc.	51,552
2,048	Match Group, Inc.*	266,219
7,528	Meta Platforms, Inc. Class-A*	2,442,535
2,648	Pinterest, Inc. Class A*	106,079
1,110	REA Group Ltd.	127,068
396	Scout24 AG(a)	26,281
1,680	SEEK Ltd.	41,223
1,701	Snap, Inc. Class A*	80,985
790	Twitter, Inc.*	34,713
		8,531,347

Internet & Direct Marketing Retail – 0.4%
1,389	Amazon.com, Inc.*	4,871,320
1,289	Chewy, Inc. Class A*	87,987
4,558	eBay, Inc.	307,483
1,392	Etsy, Inc.*	382,215
3,143	HelloFresh SE*	318,762
105	MercadoLibre, Inc.*	124,783
337	Prosus NV	27,082
9,073	Rakuten Group, Inc.	92,601
1,794	Wayfair, Inc. Class A*	444,625
3,533	Zalando SE*(a)	321,303
7,864	ZOZO, Inc.	249,254
		7,227,415

IT Services – 0.4%
2,719	Accenture PLC Class A	971,771
45	Adyen NV*(a)	124,643
183	Affirm Holdings, Inc.*	23,182
1,000	Akamai Technologies, Inc.*	112,700
1,106	Automatic Data Processing, Inc.	255,364
507	Bechtle AG	36,549
619	Broadridge Financial Solutions, Inc.	104,345
976	Capgemini SE	225,331
2,152	CGI, Inc.*	179,781
910	Cloudflare, Inc. Class A*	171,298
4,893	Cognizant Technology Solutions Corp. Class A	381,556
1,678	Computershare Ltd.	22,679
654	Edenred	29,256
373	EPAM Systems, Inc.*	226,989
3,480	Fidelity National Information Services, Inc.	363,660
2,679	Fiserv, Inc.*	258,577
563	FleetCor Technologies, Inc.*	116,614
745	Fujitsu Ltd.	123,136
1,166	Gartner, Inc.*	364,084
2,170	Global Payments, Inc.	258,317
2,618	GoDaddy, Inc. Class A*	183,705
4,574	International Business Machines Corp.	535,615
1,107	Itochu Techno-Solutions Corp.	36,013
493	Jack Henry & Associates, Inc.	74,754
1,939	Mastercard, Inc. Class A	610,630

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
186	MongoDB, Inc.*	$ 92,647
2,845	NEC Corp.	128,359
1,492	Nomura Research Institute Ltd.	63,786
2,940	NTT Data Corp.	62,045
141	Okta, Inc.*	30,347
522	Otsuka Corp.	23,856
1,624	Paychex, Inc.	193,581
1,711	PayPal Holdings, Inc.*	316,347
92	Shopify, Inc. Class A*	139,790
138	Snowflake, Inc. Class A*	46,941
661	Square, Inc. Class A*	137,706
12,426	The Western Union Co.	196,579
772	TIS, Inc.	23,797
135	Twilio, Inc. Class A*	38,630
1,099	VeriSign, Inc.*	263,661
3,198	Visa, Inc. Class A	619,676
		8,168,297

Leisure Products – 0.0%
712	Bandai Namco Holdings, Inc.	55,417
410	Hasbro, Inc.	39,733
740	Peloton Interactive, Inc. Class A*	32,560
170	Shimano, Inc.	47,020
		174,730

Life Sciences Tools & Services – 0.1%
442	10X Genomics, Inc. Class A*	67,542
1,359	Agilent Technologies, Inc.	205,073
1,217	Avantor, Inc.*	48,047
67	Bachem Holding AG	48,409
191	Bio-Rad Laboratories, Inc. Class A*	143,861
74	Bio-Techne Corp.	34,930
340	Charles River Laboratories International, Inc.*	124,396
828	Eurofins Scientific SE	105,926
107	Illumina, Inc.*	39,090
647	IQVIA Holdings, Inc.*	167,657
110	Lonza Group AG	88,698
367	Mettler-Toledo International, Inc.*	555,686
865	PerkinElmer, Inc.	157,569
914	PPD, Inc.*	43,050
1,504	QIAGEN NV*	83,100
488	Sartorius Stedim Biotech	288,103
933	Thermo Fisher Scientific, Inc.	590,430
844	Waters Corp.*	276,891
		3,068,458

Machinery – 0.2%
898	Alfa Laval AB	34,650
1,301	Atlas Copco AB Class A	79,594
1,042	Atlas Copco AB Class B	54,121
1,123	Caterpillar, Inc.	217,132
8,166	CNH Industrial NV	134,038
1,232	Cummins, Inc.	258,412
808	Deere & Co.	279,196
779	Dover Corp.	127,639
2,914	Epiroc AB Class A	70,547
1,494	Epiroc AB Class B	30,043

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
640	Fortive Corp.	$ 47,277
1,223	GEA Group AG	61,893
2,702	Hino Motors Ltd.	22,299
339	IDEX Corp.	76,136
874	Illinois Tool Works, Inc.	202,899
868	Ingersoll Rand, Inc.	50,639
866	KION Group AG	93,112
741	Knorr-Bremse AG	73,710
1,111	Komatsu Ltd.	25,134
599	Kone Oyj Class B	39,351
502	Kurita Water Industries Ltd.	23,382
2,964	MISUMI Group, Inc.	124,971
224	Nordson Corp.	56,939
1,409	Otis Worldwide Corp.	113,284
786	PACCAR, Inc.	65,568
924	Parker-Hannifin Corp.	279,103
1,018	Pentair PLC	$75,016
37	Rational AG	34,083
1,093	Sandvik AB	26,985
407	Schindler Holding AG (Machinery)	102,993
65	SMC Corp.	41,499
1,517	Snap-on, Inc.	312,365
439	Spirax-Sarco Engineering PLC	91,088
770	Stanley Black & Decker, Inc.	134,565
12,552	Techtronic Industries Co. Ltd.	258,153
98	VAT Group AG(a)	47,078
1,411	Volvo AB Class B	30,378
1,681	Wartsila OYJ Abp	23,287
1,570	Westinghouse Air Brake Technologies Corp.	139,369
680	Xylem, Inc.	82,355
		4,040,283

Marine – 0.1%
129	AP Moller - Maersk A/S Class A	369,191
122	AP Moller - Maersk A/S Class B	367,314
1,108	Kuehne & Nagel International AG	316,743
980	Nippon Yusen KK	63,473
6,670	SITC International Holdings Co. Ltd.	26,629
		1,143,350

Media – 0.2%
36	Cable One, Inc.	63,794
421	Charter Communications, Inc. Class A*	272,084
13,055	Comcast Corp. Class A	652,489
20,280	CyberAgent, Inc.	373,254
2,749	Dentsu Group, Inc.	87,059
7,658	Discovery, Inc. Class A*	178,202
9,343	Discovery, Inc. Class C*	212,179
6,246	Fox Corp. Class A	223,045
6,058	Fox Corp. Class B	203,549
2,474	Hakuhodo DY Holdings, Inc.	36,601
471	Liberty Broadband Corp. Class A*	71,394
592	Liberty Broadband Corp. Class C*	91,671
4,541	Liberty Media Corp.-Liberty SiriusXM Class A*	221,601

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
4,473	Liberty Media Corp.-Liberty SiriusXM Class C*	$ 218,864
11,532	News Corp. Class A	249,322
2,338	Omnicom Group, Inc.	157,371
4,716	Pearson PLC	37,291
2,256	Publicis Groupe SA	145,983
1,596	Quebecor, Inc. Class B	35,519
11,214	Sirius XM Holdings, Inc.	68,405
6,456	The Interpublic Group of Cos., Inc.	214,275
4,879	ViacomCBS, Inc. Class B	151,005
9,200	WPP PLC	127,697
		4,092,654

Metals & Mining – 0.1%
3,047	Anglo American PLC	112,160
3,152	Antofagasta PLC	57,627
11,926	ArcelorMittal SA	323,765
4,303	Barrick Gold Corp.	81,785
4,800	BHP Group Ltd.	134,466
3,782	BHP Group PLC	103,347
14,188	BlueScope Steel Ltd.	197,203
18,176	Evraz PLC	138,562
3,082	First Quantum Minerals Ltd.	65,696
10,585	Fortescue Metals Group Ltd.	127,113
3,127	Freeport-McMoRan, Inc.	115,949
25,606	Glencore PLC	121,572
2,934	Hitachi Metals Ltd.*	54,473
6,994	Ivanhoe Mines, Ltd. Class A*	55,516
1,918	JFE Holdings, Inc.	21,861
8,985	Kinross Gold Corp.	53,314
687	Kirkland Lake Gold Ltd.	27,164
4,858	Lundin Mining Corp.	38,143
1,903	Newcrest Mining Ltd.	31,568
2,181	Newmont Corp.	119,781
16,842	Norsk Hydro ASA	109,070
2,217	Nucor Corp.	235,578
1,501	Rio Tinto Ltd.	99,595
2,826	Rio Tinto PLC	173,245
87,313	South32 Ltd.	218,184
1,153	Steel Dynamics, Inc.	68,949
1,740	Teck Resources Ltd. Class B	46,148
4,129	voestalpine AG	139,344
		3,071,178

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
7,745	AGNC Investment Corp.	118,421
15,267	Annaly Capital Management, Inc.	123,663
		242,084

Multi-Utilities – 0.1%
674	Ameren Corp.	54,992
954	Canadian Utilities Ltd. Class A	25,615
1,168	CenterPoint Energy, Inc.	30,263
890	CMS Energy Corp.	52,377
731	Consolidated Edison, Inc.	56,755
891	Dominion Energy, Inc.	63,439
533	DTE Energy Co.	57,745
5,759	E.ON SE	71,045

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
9,931	Engie SA	$ 143,668
6,219	National Grid PLC	82,520
1,593	NiSource, Inc.	39,044
1,180	Public Service Enterprise Group, Inc.	73,738
4,627	RWE AG	178,186
354	Sempra Energy	42,434
7,265	Suez SA	162,601
2,467	Veolia Environnement SA	79,115
648	WEC Energy Group, Inc.	56,331
		1,269,868

Multiline Retail – 0.1%
789	Canadian Tire Corp. Ltd. Class A	104,282
1,470	Dollar General Corp.	325,311
2,738	Dollar Tree, Inc.*	366,427
2,821	Dollarama, Inc.	121,854
2,234	Next PLC	233,397
7,530	Ryohin Keikaku Co. Ltd.	121,517
3,622	Target Corp.	883,188
8,260	Wesfarmers Ltd.	332,956
		2,488,932

Oil, Gas & Consumable Fuels – 0.2%
708	Aker BP ASA	22,246
1,738	Ampol Ltd.	35,249
35,769	BP PLC	155,192
1,383	Canadian Natural Resources Ltd.	56,556
8,488	Cenovus Energy, Inc.	100,730
936	Cheniere Energy, Inc.	98,102
2,653	Chevron Corp.	299,444
2,129	ConocoPhillips	149,307
1,132	Coterra Energy, Inc.	22,731
1,718	Devon Energy Corp.	72,259
520	Diamondback Energy, Inc.	55,500
3,263	Enbridge, Inc.	122,428
15,230	ENEOS Holdings, Inc.	56,538
8,248	Eni SpA	108,690
979	EOG Resources, Inc.	85,173
2,674	Equinor ASA	66,906
8,362	Exxon Mobil Corp.	500,382
585	Hess Corp.	43,594
1,485	Idemitsu Kosan Co. Ltd.	38,200
3,549	Imperial Oil Ltd.	117,323
10,192	Inpex Corp.	83,397
11,859	Kinder Morgan, Inc.	183,340
650	Lundin Energy AB	22,971
2,861	Marathon Petroleum Corp.	174,092
6,720	Occidental Petroleum Corp.	199,248
1,954	OMV AG	103,767
1,413	ONEOK, Inc.	84,554
1,908	Parkland Corp.	49,259
391	Pioneer Natural Resources Co.	69,723
11,631	Repsol SA	128,522
11,243	Royal Dutch Shell PLC Class A	235,197
10,557	Royal Dutch Shell PLC Class B	221,232
10,603	Santos Ltd.	47,811
514	TC Energy Corp.	24,110
3,261	The Williams Cos., Inc.	87,362
3,871	TotalEnergies SE	178,115

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
659	Tourmaline Oil Corp.	$ 21,930
327	Valero Energy Corp.	21,889
		4,143,069

Paper & Forest Products – 0.0%
1,106	Mondi PLC	25,265
2,047	Stora Enso Oyj Class R	34,654
1,282	UPM-Kymmene Oyj	46,487
2,273	West Fraser Timber Co. Ltd.	186,900
		293,306

Personal Products – 0.1%
1,124	Beiersdorf AG	111,795
472	Kao Corp.	24,078
323	Kobayashi Pharmaceutical Co. Ltd.	25,431
902	Kose Corp.	108,543
1,303	L’Oreal SA	588,353
5,298	Pola Orbis Holdings, Inc.	94,403
2,341	Shiseido Co. Ltd.	134,186
1,777	The Estee Lauder Cos., Inc. Class A	590,088
2,552	Unilever PLC	130,338
		1,807,215

Pharmaceuticals – 0.5%
11,771	Astellas Pharma, Inc.	184,573
2,903	AstraZeneca PLC	318,270
1,418	Bausch Health Cos., Inc.*	33,656
1,179	Bayer AG	59,466
8,431	Bristol-Myers Squibb Co.	452,155
535	Catalent, Inc.*	68,833
2,739	Chugai Pharmaceutical Co. Ltd.	88,727
3,015	Daiichi Sankyo Co. Ltd.	74,941
1,057	Eisai Co. Ltd.	63,880
894	Elanco Animal Health, Inc.*	25,694
2,834	Eli Lilly & Co.	702,945
12,934	GlaxoSmithKline PLC	262,600
2,520	Hikma Pharmaceuticals PLC	74,072
5,020	Ipsen SA	489,924
2,106	Jazz Pharmaceuticals PLC*	252,446
7,896	Johnson & Johnson	1,231,223
1,196	Kyowa Kirin Co. Ltd.	33,410
7,166	Merck & Co., Inc.	536,805
1,592	Merck KGaA	393,471
4,550	Novartis AG	362,661
5,249	Novo Nordisk A/S Class B	561,905
2,118	Ono Pharmaceutical Co. Ltd.	46,716
3,855	Orion Oyj Class B	158,688
881	Otsuka Holdings Co. Ltd.	31,909
15,878	Pfizer, Inc.	853,125
2,657	Recordati Industria Chimica e Farmaceutica SpA	166,703
2,559	Roche Holding AG (Pharmaceuticals)	1,003,034
1,668	Royalty Pharma PLC Class A	66,336
2,942	Sanofi	279,673
517	Shionogi & Co. Ltd.	36,092

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
7,289	Sumitomo Dainippon Pharma Co. Ltd.	$ 88,834
1,029	Taisho Pharmaceutical Holdings Co. Ltd.	50,589
3,898	Takeda Pharmaceutical Co. Ltd.	104,283
18,440	Teva Pharmaceutical Industries Ltd. ADR*	152,130
1,539	UCB SA	168,289
27,641	Viatris, Inc.	340,261
329	Vifor Pharma AG	36,884
1,414	Zoetis, Inc.	313,965
		10,169,168

Professional Services – 0.2%
1,291	Adecco Group AG	59,829
2,358	Booz Allen Hamilton Holding Corp.	197,931
2,245	Bureau Veritas SA	71,100
480	CoStar Group, Inc.*	37,325
248	Equifax, Inc.	69,105
1,370	Experian PLC	61,507
1,003	IHS Markit Ltd.	128,204
483	Intertek Group PLC	$34,204
1,822	Jacobs Engineering Group, Inc.	259,744
3,445	Leidos Holdings, Inc.	302,850
1,476	Nihon M&A Center, Inc.	43,305
5,442	Persol Holdings Co. Ltd.	156,690
2,621	Randstad NV	165,387
5,854	Recruit Holdings Co. Ltd.	355,453
6,032	RELX PLC	187,117
6,707	Robert Half International, Inc.	745,617
130	SGS SA	392,180
154	Teleperformance	63,345
460	Thomson Reuters Corp.	55,040
450	TransUnion	50,036
398	Verisk Analytics, Inc.	89,498
1,605	Wolters Kluwer NV	180,500
		3,705,967

Real Estate Management & Development – 0.1%
390	Azrieli Group Ltd.	35,529
5,031	CBRE Group, Inc. Class A*	480,813
11,922	CK Asset Holdings Ltd.	68,194
972	Daito Trust Construction Co. Ltd.	105,277
306	Fastighets AB Balder*	22,857
490	FirstService Corp.	94,183
6,848	Henderson Land Development Co. Ltd.	28,002
8,479	Hongkong Land Holdings Ltd.	45,712
378	LEG Immobilien SE	52,890
1,710	Mitsubishi Estate Co. Ltd.	23,502
399	Open House Co. Ltd.	22,616
1,156	Sagax AB	45,042
3,573	Sun Hung Kai Properties Ltd.	43,507
16,071	Swire Pacific Ltd. Class A	88,730
474	Swiss Prime Site AG	44,900
866	Vonovia SE	48,060
		1,249,814

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 0.1%
183	AMERCO	$ 128,934
583	Canadian National Railway Co.	73,869
491	Canadian Pacific Railway Ltd.	34,362
3,357	CSX Corp.	116,354
569	J.B. Hunt Transport Services, Inc.	108,770
223	Kansas City Southern	64,860
5,699	Knight-Swift Transportation Holdings, Inc.	326,268
4,647	MTR Corp. Ltd.	24,750
647	Norfolk Southern Corp.	171,630
413	Old Dominion Freight Line, Inc.	146,685
210	TFI International, Inc.	20,851
736	Union Pacific Corp.	173,431
		1,390,764

Semiconductors & Semiconductor Equipment – 0.6%
5,809	Advanced Micro Devices, Inc.*	919,971
1,298	Advantest Corp.	113,316
971	Analog Devices, Inc.	175,023
3,847	Applied Materials, Inc.	566,240
227	ASM International NV	102,035
819	ASML Holding NV	642,817
1,123	Broadcom, Inc.	621,783
374	Enphase Energy, Inc.*	93,500
16,309	Intel Corp.	802,403
549	KLA Corp.	224,063
447	Lam Research Corp.	303,893
506	Lasertec Corp.	131,401
1,348	Marvell Technology, Inc.	95,937
2,172	Microchip Technology, Inc.	181,210
4,696	Micron Technology, Inc.	394,464
243	Monolithic Power Systems, Inc.	134,491
6,115	NVIDIA Corp.	1,998,137
1,715	NXP Semiconductors NV	383,062
7,534	ON Semiconductor Corp.*	462,814
1,955	Qorvo, Inc.*	285,880
3,698	QUALCOMM, Inc.	667,711
7,939	Renesas Electronics Corp.*	99,756
815	Skyworks Solutions, Inc.	123,603
1,881	STMicroelectronics NV	91,608
2,813	Teradyne, Inc.	430,023
3,644	Texas Instruments, Inc.	700,996
316	Tokyo Electron Ltd.	166,048
1,257	Xilinx, Inc.	287,162
		11,199,347

Software – 0.9%
1,518	Adobe, Inc.*	1,016,832
203	ANSYS, Inc.*	79,470
796	Asana, Inc. Class A*	82,744
1,433	Autodesk, Inc.*	364,254
511	Bentley Systems, Inc. Class B	24,523
1,650	Black Knight, Inc.*	117,926
5,587	BlackBerry Ltd.*	53,226
3,514	Cadence Design Systems, Inc.*	623,594
336	Ceridian HCM Holding, Inc.*	36,758
504	Check Point Software Technologies Ltd.*	56,100
2,790	Citrix Systems, Inc.	224,400

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
316	Constellation Software, Inc.	$ 537,701
584	Crowdstrike Holdings, Inc. Class A*	126,810
1,730	Dassault Systemes SE	104,286
475	Datadog, Inc. Class A*	84,688
949	DocuSign, Inc.*	233,796
9,842	Dropbox, Inc. Class A*	242,212
374	Dynatrace, Inc.*	23,506
426	Fair Isaac Corp.*	150,433
1,548	Fortinet, Inc.*	514,106
609	Guidewire Software, Inc.*	70,851
247	HubSpot, Inc.*	199,307
1,263	Intuit, Inc.	823,855
23,176	Microsoft Corp.	7,661,754
1,826	Nemetschek SE	230,775
7,611	NortonLifeLock, Inc.	189,133
797	Open Text Corp.	37,783
6,984	Oracle Corp.	633,728
1,339	Palantir Technologies, Inc. Class A*	27,650
465	Palo Alto Networks, Inc.*	254,327
98	Paycom Software, Inc.*	42,873
710	PTC, Inc.*	77,802
947	RingCentral, Inc. Class A*	204,533
2,440	salesforce.com, Inc.*	695,302
2,488	SAP SE	318,840
847	ServiceNow, Inc.*	548,602
2,620	Sinch AB*(a)	34,839
496	Splunk, Inc.*	60,016
4,599	SS&C Technologies Holdings, Inc.	351,042
1,020	Synopsys, Inc.*	347,820
19,516	The Sage Group PLC	200,281
1,192	The Trade Desk, Inc. Class A*	123,277
204	Tyler Technologies, Inc.*	105,872
173	Unity Software, Inc.*	29,824
3,084	VMware, Inc. Class A	360,026
502	Workday, Inc. Class A*	137,664
722	Xero Ltd.*	73,332
739	Zendesk, Inc.*	75,459
618	Zoom Video Communications, Inc. Class A*	130,651
351	Zscaler, Inc.*	121,787
		18,866,370

Specialty Retail – 0.4%
1,267	Advance Auto Parts, Inc.	279,652
291	AutoZone, Inc.*	528,767
4,821	Bath & Body Works, Inc.	362,202
4,909	Best Buy Co., Inc.	524,576
622	Burlington Stores, Inc.*	182,327
441	CarMax, Inc.*	62,291
196	Carvana Co.*	54,962
24,085	Chow Tai Fook Jewellery Group Ltd.	43,064
240	Fast Retailing Co. Ltd.	142,086
10,189	Hennes & Mauritz AB Class B	179,607
6,221	Industria de Diseno Textil SA	196,650
85,865	JD Sports Fashion PLC	253,930
18,754	Kingfisher PLC	78,809
3,804	Lowe’s Cos., Inc.	930,420

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
1,181	Nitori Holdings Co. Ltd.	$ 187,172
686	O’Reilly Automotive, Inc.*	437,778
1,243	Ross Stores, Inc.	135,599
3,803	The Home Depot, Inc.	1,523,520
5,077	The TJX Cos., Inc.	352,344
2,043	Tractor Supply Co.	460,349
855	Ulta Beauty, Inc.*	328,277
		7,244,382

Technology Hardware, Storage & Peripherals – 0.5%
55,876	Apple, Inc.	9,236,303
3,222	Brother Industries Ltd.	55,297
1,951	Canon, Inc.	42,908
3,318	Dell Technologies, Inc. Class C*	187,368
3,575	FUJIFILM Holdings Corp.	281,213
17,300	Hewlett Packard Enterprise Co.	248,255
7,174	HP, Inc.	253,099
1,617	Logitech International SA	128,962
2,773	NetApp, Inc.	246,464
6,898	Ricoh Co. Ltd.	60,857
3,283	Seagate Technology Holdings PLC	337,066
2,067	Seiko Epson Corp.	33,327
514	Western Digital Corp.*	29,730
		11,140,849

Textiles, Apparel & Luxury Goods – 0.2%
1,087	adidas AG	314,380
9,718	Burberry Group PLC	228,245
677	Cie Financiere Richemont SA Class A	100,748
626	EssilorLuxottica SA	125,455
623	Gildan Activewear, Inc.	25,238
365	Hermes International	684,961
231	Kering SA	177,891
1,343	Lululemon Athletica, Inc.*	610,273
885	LVMH Moet Hennessy Louis Vuitton SE	688,171
4,924	Moncler SpA	355,496
5,042	NIKE, Inc. Class B	853,308
2,701	Pandora A/S	336,065
2,198	Puma SE	265,565
1,712	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	160,942
2,803	VF Corp.	201,059
		5,127,797

Tobacco – 0.1%
3,260	Altria Group, Inc.	139,006
7,972	British American Tobacco PLC	266,801
8,690	Imperial Brands PLC	177,595
2,793	Japan Tobacco, Inc.	55,628
6,099	Philip Morris International, Inc.	524,148
25,280	Swedish Match AB	184,439
		1,347,617

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 0.1%
1,608	Ashtead Group PLC	$ 129,361
1,933	Brenntag SE	165,562
1,401	Bunzl PLC	53,307
7,976	Fastenal Co.	471,940
2,572	Ferguson PLC	391,529
402	IMCD NV	89,292
4,427	ITOCHU Corp.	126,604
24,929	Marubeni Corp.	222,924
2,883	Mitsubishi Corp.	85,724
3,867	Mitsui & Co. Ltd.	86,943
9,968	MonotaRO Co. Ltd.	196,240
2,728	Reece, Ltd.	45,086
6,369	Sumitomo Corp.	86,716
865	Toromont Industries Ltd.	72,656
1,542	Toyota Tsusho Corp.	66,775
559	United Rentals, Inc.*	189,356
885	W.W. Grainger, Inc.	426,048
		2,906,063

Transportation Infrastructure – 0.0%
3,378	Atlantia SpA*	61,688
3,655	Transurban Group	35,282
		96,970

Water Utilities – 0.0%
648	American Water Works Co., Inc.	109,233
880	Essential Utilities, Inc.	41,598
2,038	Severn Trent PLC	78,086
3,555	United Utilities Group PLC	51,060
		279,977

Wireless Telecommunication Services – 0.0%
6,240	KDDI Corp.	181,055
635	Rogers Communications, Inc. Class B	28,413
9,217	SoftBank Corp.	126,868
625	SoftBank Group Corp.	32,845
1,021	T-Mobile US, Inc.*	111,095
2,727	Tele2 AB Class B	38,916
59,757	Vodafone Group PLC	86,637
		605,829

TOTAL COMMON STOCKS (Cost $142,678,093)		$ 230,498,005

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Bayerische Motoren Werke AG
EUR 495	2.847%	$ 38,814
Porsche Automobil Holding SE
$ 411	2.546	34,481
Volkswagen AG
EUR 333	2.476	60,837
		134,132

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Chemicals – 0.0%
Fuchs Petrolub SE
EUR 3,146	2.305%	$ 141,288

Health Care Equipment & Supplies – 0.0%
Sartorius AG
201	0.126	138,274

Household Products – 0.0%
Henkel AG & Co. KGaA
615	2.342	48,524

TOTAL PREFERRED STOCKS (Cost $419,571)		$ 462,218

Shares Description	Expiration Date	Value

Rights* – 0.0%
Real Estate Management & Development – 0.0%
Mapletree Logistics Trust
871	12/14/21	$ 10
Vonovia SE
866	12/07/21	3,055

TOTAL RIGHTS (Cost $—)		$ 3,065

Shares	Description	Value

Exchange Traded Funds – 78.6%
749,848	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$ 26,987,029
5,736,689	Goldman Sachs MarketBeta International Equity ETF(b)	312,281,829
5,139,476	Goldman Sachs MarketBeta U.S. Equity ETF(b)	325,894,173
4,280,316	iShares Core MSCI Emerging Markets ETF	257,332,598
1,754,593	iShares MSCI EAFE ETF	134,822,926
1,476,009	iShares MSCI EAFE Small-Cap ETF	106,154,567
1,010,594	Vanguard S&P 500 ETF	423,499,522

TOTAL EXCHANGE TRADED FUNDS (Cost $1,155,530,642)		$1,586,972,644

Shares	Dividend Rate	Value

Investment Company(b) – 6.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
121,238,993	0.026%	$ 121,238,993
(Cost $121,238,993)

TOTAL INVESTMENTS – 96.0% (Cost $1,419,867,299)		$1,939,174,925

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%		81,446,095

NET ASSET – 100.0%		$2,020,621,020

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	3,840,000	USD	2,878,804	12/15/21	$(140,931)
	CAD	32,370,000	USD	25,656,431	12/15/21	(312,790)
	CHF	4,200,000	USD	4,591,592	12/15/21	(13,780)
	DKK	2,160,000	USD	335,963	12/15/21	(6,410)
	EUR	4,310,000	USD	4,986,995	12/15/21	(96,152)
	GBP	2,065,000	USD	2,826,224	12/15/21	(79,050)
	JPY	563,000,000	USD	4,941,662	12/15/21	40,489
	NZD	80,000	USD	57,195	12/15/21	(2,603)
	SEK	7,125,000	USD	829,927	12/15/21	(39,156)
	USD	4,389,994	CAD	5,430,000	12/15/21	138,651
	USD	46,667,291	CHF	42,560,000	12/15/21	278,792
	USD	12,910,714	DKK	80,880,000	12/15/21	570,765
	USD	157,109,750	EUR	132,280,000	12/15/21	7,002,873
	USD	66,485,794	GBP	48,210,000	12/15/21	2,349,571
	USD	13,534,156	HKD	105,230,000	12/15/21	39,606
	USD	105,771,194	JPY	11,627,000,000	12/15/21	2,880,486
	USD	53,815	NOK	450,000	12/15/21	4,065
	USD	4,707,954	SGD	6,330,000	12/15/21	69,340

TOTAL						$12,683,766

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	DKK	4,520,000	USD	708,095	12/15/21	$(18,474)
	EUR	5,790,000	USD	6,748,097	12/15/21	(177,800)
	GBP	1,190,000	USD	1,637,135	12/15/21	(54,017)
	HKD	13,220,000	USD	1,700,303	12/15/21	(4,988)
	ILS	240,000	USD	75,908	12/15/21	284
	JPY	52,000,000	USD	458,569	12/15/21	1,594
	NOK	2,050,000	USD	242,596	12/15/21	(15,958)
	NZD	90,000	USD	64,455	12/15/21	(3,039)
	SEK	6,825,000	USD	796,142	12/15/21	(38,666)
	SGD	360,000	USD	266,933	12/15/21	(3,125)
	USD	32,550,071	AUD	44,160,000	12/15/21	1,064,528
	USD	1,748,777	ILS	5,600,000	12/15/21	(29,043)
	USD	2,942,229	NOK	25,550,000	12/15/21	117,551
	USD	1,115,959	NZD	1,580,000	12/15/21	37,766
	USD	17,692,451	SEK	152,100,000	12/15/21	811,562

TOTAL						$1,688,175

FUTURES CONTRACTS — At November 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1,286	12/17/21	$141,286,390	$(3,722,970)
S&P Toronto Stock Exchange 60 Index	253	12/16/21	49,354,260	1,136,812
S&P 500 E-Mini Index	515	12/17/21	117,580,938	3,302,437

TOTAL FUTURES CONTRACTS				$716,279

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid by the Fund(b)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

MSGSHBC Index	0.500%	MS & Co. Int. PLC	02/09/22	$426	$324,567

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The top 50 components are shown below.
(b)	Payments made quarterly.
(c)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Cleveland-Cliffs Inc	Cleveland-Cliffs Inc	484	$11,676	3.60%
Alcoa Corp	Alcoa Corp	231	10,610	3.27
Freeport-McMoRan Inc	Freeport-McMoRan Inc	262	9,878	3.04
Devon Energy Corp	Devon Energy Corp	208	8,338	2.57
United Rentals Inc	United Rentals Inc	21	8,065	2.48
Marathon Oil Corp	Marathon Oil Corp	483	7,879	2.43
LyondellBasell Industries NV	LyondellBasell Industries NV	79	7,371	2.27
Advanced Micro Devices Inc	Advanced Micro Devices Inc	61	7,324	2.26
Delta Air Lines Inc	Delta Air Lines Inc	186	7,294	2.25
Southwest Airlines Co	Southwest Airlines Co	152	7,200	2.22
Applied Materials Inc	Applied Materials Inc	52	7,154	2.20
ON Semiconductor Corp	ON Semiconductor Corp	132	6,338	1.95
Aptiv PLC	Aptiv PLC	37	6,322	1.95
Wynn Resorts Ltd	Wynn Resorts Ltd	70	6,310	1.94
NXP Semiconductors NV	NXP Semiconductors NV	31	6,227	1.92
Parker-Hannifin Corp	Parker-Hannifin Corp	21	6,219	1.92
Occidental Petroleum Corp	Occidental Petroleum Corp	178	5,972	1.84
Marathon Petroleum Corp	Marathon Petroleum Corp	90	5,917	1.82
General Motors Co	General Motors Co	107	5,805	1.79
Stanley Black & Decker Inc	Stanley Black & Decker Inc	32	5,760	1.77
Lam Research Corp	Lam Research Corp	10	5,685	1.75
Microchip Technology Inc	Microchip Technology Inc	73	5,420	1.67
TE Connectivity Ltd	TE Connectivity Ltd	35	5,141	1.58
Valero Energy Corp	Valero Energy Corp	66	5,093	1.57
Eastman Chemical Co	Eastman Chemical Co	47	4,918	1.52
Micron Technology Inc	Micron Technology Inc	69	4,763	1.47
Whirlpool Corp	Whirlpool Corp	23	4,743	1.46
Williams Cos Inc/The	Williams Cos Inc/The	156	4,384	1.35
Halliburton Co	Halliburton Co	174	4,360	1.34
Bank of New York Mellon Corp/The	Bank of New York Mellon Corp/The	72	4,279	1.32
Masco Corp	Masco Corp	64	4,216	1.30
JetBlue Airways Corp	JetBlue Airways Corp	299	4,196	1.29
TransDigm Group Inc	TransDigm Group Inc	7	4,193	1.29
Teradyne Inc	Teradyne Inc	30	4,145	1.28
Wells Fargo & Co	Wells Fargo & Co	80	4,067	1.25
MetLife Inc	MetLife Inc	64	3,998	1.23
American International Group Inc	American International Group Inc	68	3,991	1.23
Synchrony Financial	Synchrony Financial	80	3,694	1.14
CDW Corp/DE	CDW Corp/DE	19	3,490	1.08
NIKE Inc	NIKE Inc	20	3,360	1.04
Discover Financial Services	Discover Financial Services	29	3,337	1.03
ONEOK Inc	ONEOK Inc	52	3,327	1.03
BorgWarner Inc	BorgWarner Inc	72	3,224	0.99
Axalta Coating Systems Ltd	Axalta Coating Systems Ltd	102	3,184	0.98
Aramark	Aramark	81	2,970	0.92
Westinghouse Air Brake Technologies Corp	Westinghouse Air Brake Technologies Corp	33	2,960	0.91
Polaris Inc	Polaris Inc	25	2,892	0.89
Boyd Gaming Corp	Boyd Gaming Corp	45	2,858	0.88
Brunswick Corp/DE	Brunswick Corp/DE	30	2,833	0.87
Ally Financial Inc	Ally Financial Inc	59	2,818	0.87

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$99.000	12/19/2022	4,624	$11,560,000	$4,046,000	$6,584,668	$(2,538,668)
Eurodollar Futures	97.750	03/13/2023	868	2,170,000	2,674,525	3,823,221	(1,148,696)
Eurodollar Futures	97.750	06/19/2023	935	2,337,500	2,547,875	3,813,056	(1,265,181)

Total purchased option contracts			6,427	$16,067,500	$9,268,400	$14,220,945	$(4,952,545)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$ 4,225.000	12/17/2021	(14)	$(5,915,000)	$(3,572)	$(6,492)	$2,920
Euro Stoxx 50 Index	4,250.000	12/17/2021	(23)	(9,775,000)	(4,278)	(9,992)	5,714
Euro Stoxx 50 Index	4,275.000	12/17/2021	(61)	(26,077,500)	(8,025)	(34,753)	26,728
Euro Stoxx 50 Index	4,350.000	12/17/2021	(28)	(12,180,000)	(1,175)	(9,761)	8,586
Euro Stoxx 50 Index	4,425.000	12/17/2021	(17)	(7,522,500)	(251)	(8,586)	8,335
Euro Stoxx 50 Index	4,450.000	12/17/2021	(10)	(4,450,000)	(113)	(3,119)	3,006
Euro Stoxx 50 Index	4,475.000	12/17/2021	(3)	(1,342,500)	(27)	(534)	507
Euro Stoxx 50 Index	4,325.000	01/21/2022	(4)	(1,730,000)	(1,311)	(2,611)	1,300
Euro Stoxx 50 Index	4,400.000	01/21/2022	(10)	(4,400,000)	(1,701)	(4,392)	2,691
Euro Stoxx 50 Index	4,425.000	01/21/2022	(29)	(12,832,500)	(3,914)	(6,277)	2,363
Euro Stoxx 50 Index	4,475.000	01/21/2022	(16)	(7,160,000)	(1,325)	(9,938)	8,613
Euro Stoxx 50 Index	4,500.000	01/21/2022	(23)	(10,350,000)	(1,513)	(10,410)	8,897
Euro Stoxx 50 Index	4,525.000	01/21/2022	(30)	(13,575,000)	(1,599)	(10,056)	8,457
Euro Stoxx 50 Index	4,475.000	02/18/2022	(5)	(2,237,500)	(970)	(1,268)	298
FTSE 100 Index	7,300.000	12/17/2021	(5)	(3,650,000)	(1,928)	(4,988)	3,060
FTSE 100 Index	7,350.000	12/17/2021	(10)	(7,350,000)	(2,394)	(8,517)	6,123
FTSE 100 Index	7,400.000	12/17/2021	(12)	(8,880,000)	(1,516)	(8,568)	7,052
FTSE 100 Index	7,425.000	12/17/2021	(4)	(2,970,000)	(372)	(2,517)	2,145
FTSE 100 Index	7,525.000	12/17/2021	(2)	(1,505,000)	(53)	(654)	601
FTSE 100 Index	7,425.000	01/21/2022	(1)	(742,500)	(658)	(1,058)	400
FTSE 100 Index	7,475.000	01/21/2022	(7)	(5,232,500)	(3,538)	(4,478)	940
FTSE 100 Index	7,500.000	01/21/2022	(12)	(9,000,000)	(5,267)	(6,621)	1,354
FTSE 100 Index	7,600.000	01/21/2022	(5)	(3,800,000)	(1,197)	(2,958)	1,761
FTSE 100 Index	7,575.000	02/18/2022	(1)	(757,500)	(578)	(492)	(86)
Nikkei 225 Index	29,000.000	12/10/2021	(4)	(11,600,000)	(2,371)	(18,748)	16,377
Nikkei 225 Index	29,375.000	12/10/2021	(4)	(11,750,000)	(1,168)	(26,405)	25,237
Nikkei 225 Index	30,125.000	12/10/2021	(2)	(6,025,000)	(142)	(3,240)	3,098
Nikkei 225 Index	30,375.000	12/10/2021	(3)	(9,112,500)	(186)	(5,136)	4,950
Nikkei 225 Index	30,500.000	12/10/2021	(1)	(3,050,000)	(44)	(2,426)	2,382
Nikkei 225 Index	31,125.000	12/10/2021	(3)	(9,337,500)	(53)	(3,086)	3,033
Nikkei 225 Index	31,375.000	12/10/2021	(2)	(6,275,000)	(35)	(6,014)	5,979
Nikkei 225 Index	32,125.000	12/10/2021	(1)	(3,212,500)	(9)	(1,659)	1,650
Nikkei 225 Index	29,625.000	01/14/2022	(1)	(2,962,500)	(1,283)	(7,345)	6,062
Nikkei 225 Index	30,375.000	01/14/2022	(7)	(21,262,500)	(4,583)	(19,369)	14,786
Nikkei 225 Index	30,500.000	01/14/2022	(3)	(9,150,000)	(1,619)	(7,096)	5,477
Nikkei 225 Index	30,750.000	01/14/2022	(2)	(6,150,000)	(885)	(4,743)	3,858
Nikkei 225 Index	30,875.000	01/14/2022	(7)	(21,612,500)	(2,105)	(18,755)	16,650

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Nikkei 225 Index	$ 30,750.000	02/10/2022	(2)	$(6,150,000)	$(1,858)	$(3,179)	$1,321
Nikkei 225 Index	31,250.000	02/10/2022	(1)	(3,125,000)	(593)	(2,696)	2,103
S&P 500 Index	4,710.000	12/01/2021	(21)	(9,891,000)	(157)	(38,315)	38,158
S&P 500 Index	4,770.000	12/08/2021	(20)	(9,540,000)	(2,750)	(41,170)	38,420
S&P 500 Index	4,790.000	12/15/2021	(20)	(9,580,000)	(6,900)	(39,345)	32,445
S&P 500 Index	4,790.000	12/22/2021	(21)	(10,059,000)	(15,750)	(46,699)	30,949
S&P 500 Index	4,520.000	12/31/2021	(3)	(1,356,000)	(45,255)	(13,108)	(32,147)
S&P 500 Index	4,530.000	12/31/2021	(1)	(453,000)	(14,370)	(4,726)	(9,644)
S&P 500 Index	4,670.000	12/31/2021	(4)	(1,868,000)	(22,700)	(17,586)	(5,114)
S&P 500 Index	4,715.000	12/31/2021	(5)	(2,357,500)	(18,150)	(18,048)	(102)
S&P 500 Index	4,760.000	12/31/2021	(17)	(8,092,000)	(36,040)	(43,614)	7,574
S&P 500 Index	4,765.000	12/31/2021	(23)	(10,959,500)	(45,540)	(59,582)	14,042
S&P 500 Index	4,770.000	12/31/2021	(17)	(8,109,000)	(31,535)	(38,465)	6,930
S&P 500 Index	4,775.000	12/31/2021	(17)	(8,117,500)	(29,495)	(36,207)	6,712
S&P 500 Index	4,780.000	12/31/2021	(17)	(8,126,000)	(27,625)	(33,706)	6,081
S&P 500 Index	4,805.000	12/31/2021	(2)	(961,000)	(2,310)	(5,539)	3,229
S&P 500 Index	4,815.000	12/31/2021	(4)	(1,926,000)	(4,020)	(12,582)	8,562
S&P 500 Index	4,820.000	12/31/2021	(3)	(1,446,000)	(2,805)	(8,164)	5,359
S&P 500 Index	4,860.000	01/31/2022	(5)	(2,430,000)	(11,825)	(20,296)	8,471
S&P 500 Index	4,865.000	01/31/2022	(2)	(973,000)	(4,530)	(8,559)	4,029
S&P 500 Index	4,870.000	01/31/2022	(3)	(1,461,000)	(6,495)	(11,968)	5,473

			(580)	$(391,915,500)	$(392,461)	$(786,616)	$394,155

Puts
Euro Stoxx 50 Index	3,850.000	12/17/2021	(14)	(5,390,000)	(5,795)	(15,850)	10,055
Euro Stoxx 50 Index	3,925.000	12/17/2021	(23)	(9,027,500)	(12,781)	(21,345)	8,564
Euro Stoxx 50 Index	4,000.000	12/17/2021	(31)	(12,400,000)	(23,520)	(20,388)	(3,132)
Euro Stoxx 50 Index	4,025.000	12/17/2021	(35)	(14,087,500)	(29,373)	(23,517)	(5,856)
Euro Stoxx 50 Index	4,125.000	12/17/2021	(23)	(9,487,500)	(28,875)	(17,193)	(11,682)
Euro Stoxx 50 Index	4,250.000	12/17/2021	(17)	(7,225,000)	(36,516)	(8,479)	(28,037)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Euro Stoxx 50 Index	$ 4,275.000	12/17/2021	(10)	$(4,275,000)	$(23,782)	$(5,086)	$(18,696)
Euro Stoxx 50 Index	4,300.000	12/17/2021	(3)	(1,290,000)	(7,863)	(1,784)	(6,079)
Euro Stoxx 50 Index	4,000.000	01/21/2022	(4)	(1,600,000)	(5,326)	(3,459)	(1,867)
Euro Stoxx 50 Index	4,075.000	01/21/2022	(10)	(4,075,000)	(16,206)	(9,954)	(6,252)
Euro Stoxx 50 Index	4,150.000	01/21/2022	(29)	(12,035,000)	(57,490)	(47,266)	(10,224)
Euro Stoxx 50 Index	4,200.000	01/21/2022	(16)	(6,720,000)	(36,382)	(12,197)	(24,185)
Euro Stoxx 50 Index	4,225.000	01/21/2022	(23)	(9,717,500)	(56,029)	(18,234)	(37,795)
Euro Stoxx 50 Index	4,250.000	01/21/2022	(30)	(12,750,000)	(78,355)	(26,844)	(51,511)
Euro Stoxx 50 Index	4,125.000	02/18/2022	(5)	(2,062,500)	(11,097)	(9,126)	(1,971)
FTSE 100 Index	6,800.000	12/17/2021	(4)	(2,720,000)	(2,953)	(8,261)	5,308
FTSE 100 Index	6,825.000	12/17/2021	(5)	(3,412,500)	(3,957)	(7,330)	3,373
FTSE 100 Index	7,000.000	12/17/2021	(13)	(9,100,000)	(16,944)	(14,254)	(2,690)
FTSE 100 Index	7,075.000	12/17/2021	(5)	(3,537,500)	(8,212)	(6,421)	(1,791)
FTSE 100 Index	7,125.000	12/17/2021	(5)	(3,562,500)	(9,609)	(4,353)	(5,256)
FTSE 100 Index	7,250.000	12/17/2021	(2)	(1,450,000)	(5,705)	(2,037)	(3,668)
FTSE 100 Index	6,950.000	01/21/2022	(1)	(695,000)	(2,088)	(1,484)	(604)
FTSE 100 Index	7,025.000	01/21/2022	(2)	(1,405,000)	(4,841)	(3,528)	(1,313)
FTSE 100 Index	7,050.000	01/21/2022	(7)	(4,935,000)	(17,781)	(10,528)	(7,253)
FTSE 100 Index	7,075.000	01/21/2022	(3)	(2,122,500)	(8,020)	(3,986)	(4,034)
FTSE 100 Index	7,125.000	01/21/2022	(6)	(4,275,000)	(17,715)	(17,135)	(580)
FTSE 100 Index	7,175.000	01/21/2022	(5)	(3,587,500)	(16,292)	(7,407)	(8,885)
FTSE 100 Index	7,075.000	02/18/2022	(1)	(707,500)	(3,338)	(3,199)	(139)
Nikkei 225 Index	26,250.000	12/10/2021	(4)	(10,500,000)	(9,555)	(15,337)	5,782
Nikkei 225 Index	27,000.000	12/10/2021	(4)	(10,800,000)	(15,040)	(9,086)	(5,954)
Nikkei 225 Index	28,250.000	12/10/2021	(2)	(5,650,000)	(16,720)	(8,766)	(7,954)
Nikkei 225 Index	28,375.000	12/10/2021	(3)	(8,512,500)	(29,460)	(15,425)	(14,035)
Nikkei 225 Index	28,500.000	12/10/2021	(4)	(11,400,000)	(42,111)	(34,215)	(7,896)
Nikkei 225 Index	28,750.000	12/10/2021	(1)	(2,875,000)	(10,616)	(2,558)	(8,058)
Nikkei 225 Index	29,250.000	12/10/2021	(1)	(2,925,000)	(12,828)	(7,859)	(4,969)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Nikkei 225 Index	$ 26,750.000	01/14/2022	(1)	$(2,675,000)	$(6,325)	$(3,452)	$(2,873)
Nikkei 225 Index	28,000.000	01/14/2022	(3)	(8,400,000)	(26,142)	(17,885)	(8,257)
Nikkei 225 Index	28,125.000	01/14/2022	(6)	(168,750,000)	(69,271)	(27,537)	(41,734)
Nikkei 225 Index	28,375.000	01/14/2022	(3)	(85,125,000)	(38,484)	(23,214)	(15,270)
Nikkei 225 Index	28,500.000	01/14/2022	(3)	(85,500,000)	(41,669)	(12,974)	(28,695)
Nikkei 225 Index	28,750.000	01/14/2022	(4)	(115,000,000)	(59,804)	(18,970)	(40,834)
Nikkei 225 Index	28,250.000	02/10/2022	(2)	(56,500,000)	(26,806)	(18,484)	(8,322)
Nikkei 225 Index	28,625.000	02/10/2022	(1)	(28,625,000)	(15,305)	(6,092)	(9,213)
S&P 500 Index	4,550.000	12/01/2021	(21)	(9,555,000)	(27,405)	(88,877)	61,472
S&P 500 Index	4,600.000	12/08/2021	(20)	(9,200,000)	(134,400)	(90,159)	(44,241)
S&P 500 Index	4,620.000	12/15/2021	(20)	(9,240,000)	(193,100)	(89,683)	(103,417)
S&P 500 Index	4,600.000	12/22/2021	(21)	(9,660,000)	(216,090)	(120,571)	(95,519)
S&P 500 Index	4,145.000	12/31/2021	(1)	(414,500)	(2,975)	(10,929)	7,954
S&P 500 Index	4,165.000	12/31/2021	(3)	(1,249,500)	(9,615)	(26,818)	17,203
S&P 500 Index	4,380.000	12/31/2021	(4)	(1,752,000)	(23,680)	(28,997)	5,317
S&P 500 Index	4,440.000	12/31/2021	(5)	(2,220,000)	(35,500)	(37,431)	1,931
S&P 500 Index	4,505.000	12/31/2021	(6)	(2,703,000)	(51,900)	(42,249)	(9,651)
S&P 500 Index	4,530.000	12/31/2021	(17)	(7,701,000)	(158,950)	(147,597)	(11,353)
S&P 500 Index	4,535.000	12/31/2021	(17)	(7,709,500)	(161,415)	(151,140)	(10,275)
S&P 500 Index	4,540.000	12/31/2021	(17)	(7,718,000)	(164,305)	(153,728)	(10,577)
S&P 500 Index	4,545.000	12/31/2021	(17)	(7,726,500)	(166,515)	(155,761)	(10,754)
S&P 500 Index	4,550.000	12/31/2021	(17)	(7,735,000)	(169,745)	(159,663)	(10,082)
S&P 500 Index	4,565.000	12/31/2021	(4)	(1,826,000)	(41,800)	(27,193)	(14,607)
S&P 500 Index	4,585.000	12/31/2021	(2)	(917,000)	(22,270)	(12,778)	(9,492)
S&P 500 Index	4,595.000	12/31/2021	(3)	(1,378,500)	(34,455)	(17,968)	(16,487)
S&P 500 Index	4,530.000	01/31/2022	(2)	(906,000)	(27,130)	(18,698)	(8,432)
S&P 500 Index	4,540.000	01/31/2022	(5)	(2,270,000)	(69,325)	(44,915)	(24,410)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$4,555.000	01/31/2022	(3)	$(1,366,500)	$(42,975)	$(25,597)	$(17,378)

			(579)	$(850,138,000)	$(2,720,531)	$(2,003,251)	$(717,280)

Total written option contracts			(1,159)	$(1,242,053,500)	$(3,112,992)	$(2,789,867)	$(323,125)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put SEK	MS & Co. Int. PLC	$10.177	11/10/2022	83,303,000	$83,303,000	$1,848,446	$989,449	$858,997
Call JPY/Put KRW	MS & Co. Int. PLC	11.634	11/11/2022	7,431,822,000	7,431,822,000	1,066,432	915,432	151,000
Call USD/Put CAD	Morgan Stanley & Co.	1.335	11/09/2022	80,791,000	80,791,000	1,174,701	678,644	496,057

				7,595,916,000	$7,595,916,000	$4,089,579	$2,583,525	$1,506,054

Puts
Put NZD/Call USD	MS & Co. Int. PLC	$0.636	11/11/2022	69,837,000	69,837,000	977,441	657,375	320,066
Put AUD/Call USD	MS & Co. Int. PLC	0.672	11/14/2022	34,183,000	34,183,000	494,462	348,267	146,195

				104,020,000	$104,020,000	$1,471,903	$1,005,642	$466,261

TOTAL				7,699,936,000	$7,699,936,000	$5,561,482	$3,589,167	$1,972,315

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 79.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,955,263,398	0.026%	$1,955,263,398
(Cost $1,955,263,398)

TOTAL INVESTMENTS – 79.6% (Cost $1,955,263,398)		$1,955,263,398

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.4%		501,648,082

NET ASSETS – 100.0%		$2,456,911,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviation:
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	48,780,000	USD	52,587,550	12/23/21	$604,893
	JPY	605,220,000	USD	5,319,915	12/23/21	37,197
	NZD	233,680,000	USD	158,963,788	12/23/21	487,403
	USD	27,954,971	CAD	35,680,000	12/23/21	14,988
	USD	46,936,317	CHF	43,010,000	12/23/21	35,805
	USD	28,240,549	EUR	24,830,000	12/23/21	51,340
	USD	137,862,025	NZD	196,940,000	12/23/21	3,480,317

TOTAL						$4,711,943

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	99,530,000	USD	78,731,702	12/23/21	$(792,618)
	JPY	3,726,230,000	USD	33,078,352	12/23/21	(95,584)
	USD	91,354,659	EUR	80,800,000	12/23/21	(376,639)
	USD	144,953,557	JPY	16,510,540,000	12/23/21	(1,189,678)

TOTAL						$(2,454,519)

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	6,476	12/17/21	$1,478,551,750	$13,814,386
Ultra Long U.S. Treasury Bonds	2,296	03/22/22	460,491,500	14,991,127

Total				$28,805,513

Short position contracts:
20 Year U.S. Treasury Bonds	(429)	03/22/22	(69,551,625)	(1,579,278)

TOTAL FUTURES CONTRACTS				$27,226,235

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
U.S. Treasury Bonds	$154.000	12/23/2021	(983)	$ (983,000)	$(76,797)	$(412,107)	$335,310
U.S. Treasury Bonds	157.000	12/23/2021	(964)	(964,000)	(241,000)	(766,346)	525,346
U.S. Treasury Bonds	158.000	01/21/2022	(982)	(982,000)	(981,999)	(980,124)	(1,875)

Total written option contracts			(2,929)	$(2,929,000)	$(1,299,796)	$(2,158,577)	$858,781

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$4,220.000	12/01/2021	402	$169,644,000	$7,035	$45,276	$(38,241)
S&P 500 Index	3,300.000	12/03/2021	487	160,710,000	2,435	53,491	(51,056)
S&P 500 Index	3,325.000	12/03/2021	486	161,595,000	2,430	52,426	(49,996)
S&P 500 Index	3,350.000	12/03/2021	481	161,135,000	2,405	58,378	(55,973)
S&P 500 Index	3,100.000	12/10/2021	957	296,670,000	66,990	98,591	(31,601)
S&P 500 Index	3,200.000	12/10/2021	1,454	465,280,000	127,225	181,991	(54,766)
S&P 500 Index	3,150.000	12/17/2021	484	152,460,000	87,120	53,603	33,517
S&P 500 Index	3,250.000	12/17/2021	483	156,975,000	106,260	48,662	57,598
S&P 500 Index	3,350.000	12/17/2021	480	160,800,000	130,800	57,223	73,577
S&P 500 Index	3,375.000	12/17/2021	480	162,000,000	138,000	54,740	83,260
S&P 500 Index	3,400.000	12/17/2021	480	163,200,000	146,400	53,160	93,240
S&P 500 Index	3,100.000	12/23/2021	1,844	571,640,000	493,270	221,413	271,857
S&P 500 Index	2,975.000	12/31/2021	286	85,085,000	91,520	95,007	(3,487)
S&P 500 Index	3,050.000	12/31/2021	238	72,590,000	85,680	50,683	34,997
S&P 500 Index	3,230.000	12/31/2021	485	156,655,000	235,225	286,604	(51,379)

Total purchased option contracts			9,527	$3,096,439,000	$1,722,795	$1,411,248	$311,547

Written option contracts
Puts
S&P 500 Index	4,060.000	12/06/2021	(1,966)	(798,196,000)	(462,011)	(427,468)	(34,543)
S&P 500 Index	4,135.000	12/03/2021	(1,942)	(803,017,000)	(271,880)	(1,309,199)	1,037,319
S&P 500 Index	4,230.000	12/03/2021	(1,963)	(830,349,000)	(407,322)	(212,004)	(195,318)
S&P 500 Index	4,310.000	12/01/2021	(1,929)	(831,399,000)	(67,515)	(278,104)	210,589

Total written option contracts			(7,800)	$(3,262,961,000)	$(1,208,728)	$(2,226,775)	$1,018,047

TOTAL			1,727	$(166,522,000)	$514,067	$(815,527)	$1,329,594

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 82.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
380,470,197	0.026%	$380,470,197
(Cost $380,470,197)

TOTAL INVESTMENTS – 82.7% (Cost $380,470,197)		$380,470,197

OTHER ASSETS IN EXCESS OF LIABILITIES – 17.3%		79,385,342

NET ASSETS – 100.0%		$459,855,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

For information on the mutual funds, please call our toll freeShareholder Services Line at 1-800-526-7384 or visit us on theweb at www.GSAMFUNDS.com

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	25	12/17/21	$5,707,813	$(46,046)
2 Year U.S. Treasury Notes	1,307	03/31/22	285,885,829	643,770
5 Year U.S. Treasury Notes	1,213	03/31/22	147,256,305	1,232,669

TOTAL FUTURES CONTRACTS				$1,830,393

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

						Premiums Paid	Unrealized
	Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,300.000	12/03/2021	96	$31,680,000	$480	$10,544	$(10,064)
S&P 500 Index	3,325.000	12/03/2021	96	31,920,000	480	10,356	(9,876)
S&P 500 Index	3,350.000	12/03/2021	95	31,825,000	475	11,530	(11,055)
S&P 500 Index	3,100.000	12/10/2021	187	57,970,000	13,090	19,264	(6,174)
S&P 500 Index	3,200.000	12/10/2021	286	91,520,000	25,025	35,794	(10,769)
S&P 500 Index	3,150.000	12/17/2021	95	29,925,000	17,100	10,521	6,579
S&P 500 Index	3,250.000	12/17/2021	95	30,875,000	20,900	9,571	11,329
S&P 500 Index	3,350.000	12/17/2021	96	32,160,000	26,160	11,445	14,715
S&P 500 Index	3,375.000	12/17/2021	95	32,062,500	27,313	10,834	16,479
S&P 500 Index	3,400.000	12/17/2021	95	32,300,000	28,975	10,521	18,454
S&P 500 Index	3,100.000	12/23/2021	371	115,010,000	99,242	44,554	54,688
S&P 500 Index	2,975.000	12/31/2021	57	16,957,500	18,240	18,935	(695)
S&P 500 Index	3,050.000	12/31/2021	48	14,640,000	17,280	10,222	7,058
S&P 500 Index	3,230.000	12/31/2021	96	31,008,000	46,560	56,730	(10,170)

Total purchased option contracts			1,808	$579,853,000	$341,320	$270,821	$70,499

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

						Premiums Paid	Unrealized
	Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Written option contracts
Puts
S&P 500 Index	$4,060.000	12/06/2021	(392)	$(159,152,000)	$(92,120)	$(85,233)	$(6,887)
S&P 500 Index	4,135.000	12/03/2021	(386)	(159,611,000)	(54,040)	(260,222)	206,182
S&P 500 Index	4,230.000	12/03/2021	(397)	(167,931,000)	(82,378)	(42,876)	(39,502)
S&P 500 Index	4,310.000	12/01/2021	(388)	(167,228,000)	(13,580)	(55,938)	42,358

Total written option contracts			(1,563)	$(653,922,000)	$(242,118)	$(444,269)	$202,151

TOTAL			245	$(74,069,000)	$99,202	$(173,448)	$272,650

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 0.1%
Banks – 0.1%
Credit Industriel ET Commercial
$5,000,000	0.010%	04/07/22	$ 4,996,944
(Cost $4,996,293)

U.S. Treasury Obligations(a) – 1.9%
United States Treasury Bills
$25,000,000	0.000%	03/17/22	$ 24,996,327
24,000,000	0.000	01/06/22	23,999,018
35,000,000	0.000	01/13/22	34,998,838

TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,993,029)			$ 83,994,183

Shares	Description	Value

Exchange Traded Funds – 6.2%
966,420	Alerian MLP ETF(b)	$ 30,616,186
1,574,036	Energy Select Sector SPDR Fund	85,926,625
1,085,038	Health Care Select Sector SPDR Fund	140,761,980
17,011	iShares Core S&P 500 ETF	7,784,744
57,591	iShares iBoxx High Yield Corporate Bond ETF(b)	4,932,093
72,730	Vanguard Real Estate ETF	7,763,200

TOTAL EXCHANGE TRADED FUNDS (Cost $226,162,492)		$ 277,784,828

Shares	Dividend Rate	Value

Investment Companies(c) – 48.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,929,140,562	0.026%	$1,929,140,562
Goldman Sachs High Yield Floating Rate Fund - Class R6
13,797,929	0.397	128,596,695
Goldman Sachs MLP & Energy Fund - Class R6
8,377,678	4.252	80,258,155
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
839,566	6.294	20,023,645

TOTAL INVESTMENT COMPANIES (Cost $2,112,497,897)		$2,158,019,057

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,427,649,711)		$2,524,795,012

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 42.7%
Certificates of Deposit – 7.8%
Alpine Securitization LLC(d)
$15,000,000	0.200%		05/13/22	$ 14,991,195
Australia & New Zealand Banking Group Ltd.(d)(e)
(3M USD LIBOR + 0.030%)
10,000,000	0.215		03/08/22	10,000,249
(SOFR + 0.120%)
12,350,000	0.170		02/28/22	12,351,235
Bank of Montreal
16,000,000	0.400		11/18/22	15,999,054
(1M USD BSBY + 0.120%)
11,000,000	0.179	(e)	12/01/21	11,000,000
Bank of Nova Scotia(e) (SOFR + 0.150%)
10,000,000	0.200		03/17/22	10,001,901
Barclays Bank PLC
5,000,000	0.350		12/31/21	5,001,027
Bedford Row Funding Corp.(d)(e) (FEDL01 + 0.120%)
10,000,000	0.200		09/01/22	10,000,000
Canadian Imperial Bank of Commerce(e)
(1M USD BSBY + 0.100%)
8,940,000	0.163		01/24/22	8,940,000
(3M USD LIBOR + 0.110%)
2,500,000	0.240		01/03/22	2,500,368
(SOFR + 0.250%)
5,000,000	0.300		12/23/22	4,999,570
Cooperatieve Centrale
5,400,000	0.160		12/10/21	5,400,105
Credit Industriel ET Commercial
11,870,000	0.240		04/22/22	11,874,561
Credit Suisse New York
12,000,000	0.400		11/10/22	11,997,127
First Abu Dhabi Bank USA NV(e) (3M USD LIBOR + 0.170%)
10,032,000	0.286		12/14/21	10,032,425
HSBC Bank PLC
2,000,000	0.330		12/24/21	2,000,305
(SOFR + 0.240%)
12,603,000	0.290	(e)	11/18/22	12,598,066
J.P. Morgan Securities LLC(d)(e) (SOFR + 0.130%)
2,300,000	0.180		09/01/22	2,298,385
Landesbank Baden-Wuerttemberg
6,900,000	0.180		02/11/22	6,900,461
Landesbank Hessen-Thuringen
13,321,000	0.160		12/09/21	13,321,260
Lloyds Bank Corporate Markets PLC
5,000,000	0.240		02/23/22	5,001,213
(SOFR + 0.190%)
7,900,000	0.240	(e)	02/17/22	7,901,490
Mizuho Bank Ltd.
3,000,000	0.190		02/28/22	2,999,774

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
MUFG Bank Ltd.
$6,750,000	0.260%		10/13/22	$ 6,741,463
14,000,000	0.380		11/04/22	13,994,078
National Bank Of Kuwait Sakp
8,500,000	0.240		12/03/21	8,500,120
11,000,000	0.370		05/17/22	10,998,973
3,759,000	0.450		06/01/22	3,765,112
Natixis SA(e) (3M USD LIBOR + 0.130%)
1,001,000	0.246		12/09/21	1,001,037
Norinchukin Bank NY
6,100,000	0.370		12/03/21	6,100,158
Skandinaviska Enskilda Banken AB(e)
(3M USD LIBOR + 0.020%)
9,800,000	0.420		12/01/22	9,812,319
Societe Generale SA(d)(e)
(3M USD LIBOR + 0.110%)
5,000,000	0.344		01/18/22	5,000,775
(3M USD LIBOR + 0.120%)
15,000,000	0.314		03/07/22	15,002,726
Standard Chartered Bank
8,300,000	0.220		09/22/22	8,289,240
8,700,000	0.300		05/03/22	8,703,667
Sumitomo Mitsui Banking Corp.
5,000,000	0.180		01/31/22	5,000,473
18,800,000	0.200		04/25/22	18,796,949
Sumitomo Mitsui Trust Bank Ltd.
10,000,000	0.150		01/24/22	10,000,580
The Walt Disney Co.(d)
5,000,000	0.100		08/26/22	4,989,165
Toronto Dominion Bank
4,000,000	0.240	(d)	04/22/22	4,000,348
5,000,000	0.240		04/27/22	5,000,219
UBS AG London
4,303,000	0.300		03/15/22	4,303,688

				348,110,861

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – 34.9%
ABN AMRO Funding USA LLC(d)
$23,000,000	0.000%	06/16/22	$ 22,959,014
Albion Capital Corp.(d)
3,900,000	0.000	02/16/22	3,898,411
Antalis S.A(d)
15,200,000	0.000	01/14/22	15,197,340
7,550,000	0.000	01/21/22	7,548,375
8,400,000	0.000	02/03/22	8,397,528
2,100,000	0.000	02/11/22	2,099,280
AT&T, Inc.(d)
14,244,000	0.000	12/14/21	14,243,230
12,306,000	0.000	12/16/21	12,305,229
2,000,000	0.000	01/20/22	1,999,516
Atlantic Asset Securitization Corp.(d)
11,000,000	0.000	01/05/22	10,998,746
10,000,000	0.000	02/22/22	9,996,127
Bank Amer Secs, Inc.(d)
14,250,000	0.000	12/21/21	14,249,219
Barclays Capital, Inc.(d)
15,000,000	0.000	01/24/22	14,997,319
Barton Capital Corp.(d)
2,000,000	0.000	12/14/21	1,999,931
5,000,000	0.000	01/18/22	4,999,108
BNG Bank N.V.(d)
25,000,000	0.000	01/31/22	24,995,178
BNZ International Funding Ltd.(d)
25,919,000	0.000	07/01/22	25,877,441
BP Capital Markets PLC(d)
10,383,000	0.000	01/18/22	10,381,417
4,307,000	0.000	02/22/22	4,305,211
13,500,000	0.000	09/07/22	13,464,910
Brighthouse Financial Short Term funding LLC(d)
15,000,000	0.000	01/31/22	14,995,350
4,100,000	0.000	02/08/22	4,098,780
Caisse Des Depots Et Consignations(d)
25,856,000	0.000	01/26/22	25,851,579

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Caisse d’Amortissement de la Dette Sociale(d)
$12,500,000	0.000%	04/26/22	$ 12,488,056
19,212,000	0.000	05/27/22	19,187,397
CDP Financial, Inc.(d)
17,000,000	0.000	04/26/22	16,989,796
13,000,000	0.000	05/09/22	12,990,351
5,000,000	0.000	05/11/22	4,996,175
Centerpoint Energy Resources Corp.
14,575,000	0.000	12/02/21	14,574,895
Chariot Funding LLC(d)
6,900,000	0.000	01/07/22	6,899,162
Charlotte-Mecklenb
14,464,000	0.000	06/01/22	14,451,716
Ciesco LLC(d)
10,000,000	0.000	02/07/22	9,997,010
Citigroup Global Markets, Inc.(d)
3,750,000	0.000	09/06/22	3,740,521
Collateralized Commercial Paper FLEX Co. LLC(d)
9,514,000	0.000	02/23/22	9,510,249
17,500,000	0.000	09/07/22	17,456,562
Collateralized Commercial Paper V Co. LLC
10,000,000	0.000	01/18/22	9,998,258
Commonwealth Bank of Australia(d)
8,081,000	0.000	10/21/22	8,053,278
7,656,000	0.000	11/02/22	7,627,906
Dexia Credit Local SA(d)
8,200,000	0.000	02/22/22	8,196,786
14,000,000	0.000	03/01/22	13,993,630
15,000,000	0.000	03/07/22	14,992,806
DnB NOR Bank ASA(d)
14,694,000	0.000	11/23/22	14,634,820
Dominion Resources, Inc.(d)
10,000,000	0.000	12/06/21	9,999,783
10,675,000	0.000	12/08/21	10,674,689
Duke Energy Corp.(d)
18,000,000	0.000	02/16/22	17,992,512
Dupont De Nemours, Inc.(d)
6,250,000	0.000	12/03/21	6,249,964

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Electricite de France SA(d)
$15,000,000	0.000%		12/13/21	$ 14,999,361
Enel Finance America(d)
6,850,000	0.000		02/16/22	6,846,646
5,000,000	0.000		02/17/22	4,997,498
11,000,000	0.000		03/15/22	10,991,337
Erste Abwicklungsanstalt(d)
12,925,000	0.000		02/14/22	12,921,016
European Investment Bank
10,250,000	0.000		12/16/21	10,249,727
17,000,000	0.000		05/23/22	16,987,346
Fairway Finance Corp.(d)
7,000,000	0.000		03/16/22	6,996,187
First Abu Dhabi Bank PJSC(d)
8,000,000	0.000		02/01/22	7,998,278
FMS Wertmanagement(d)
25,700,000	0.000		12/14/21	25,699,210
Gotham Funding Corp.(d)
12,000,000	0.000		01/06/22	11,998,532
GTA Fundding LLC(d)
13,094,000	0.000		05/02/22	13,080,922
Honeywell International, Inc.(d)
5,000,000	0.000		01/19/22	4,999,424
6,000,000	0.000		05/18/22	5,995,521
8,000,000	0.000		05/20/22	7,993,882
Ionic Capital II Trust
10,000,000	0.000		01/11/22	9,998,623
17,350,000	0.000		01/28/22	17,345,792
10,000,000	0.000		02/09/22	9,996,904
2,000,000	0.000		03/04/22	1,999,097
Ionic Capital III Trust
10,000,000	0.000		01/12/22	9,998,579
13,513,000	0.000		02/02/22	13,509,276
J.P. Morgan Securities LLC(d)
10,674,000	0.000		03/22/22	10,668,786
Keurig Dr Pepper, Inc.
11,000,000	0.000	(d)	12/22/21	10,999,025
8,100,000	0.000	(d)	12/30/21	8,098,988
10,957,000	0.000		01/10/22	10,954,991

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
KFW International Finance, Inc.(d)
$31,400,000	0.000%	01/25/22	$ 31,396,239
Kingdom Of Denmark
20,000,000	0.000	12/17/21	19,999,433
Liberty Funding LLC(d)
9,698,000	0.000	12/23/21	9,697,374
Lime Funding(d)
12,192,000	0.000	12/09/21	12,191,738
Lime Funding LLC(d)
12,000,000	0.000	01/06/22	11,998,471
LMA SA LMA Americas(d)
10,000,000	0.000	01/07/22	9,998,786
7,000,000	0.000	02/11/22	6,997,743
4,000,000	0.000	04/06/22	3,997,248
LVMH Moet Hennessy Louis Vuitton SE(d)
6,000,000	0.000	12/06/21	5,999,940
22,000,000	0.000	01/18/22	21,997,155
Matchpoint Finance PLC(d)
10,500,000	0.000	01/11/22	10,498,554
10,000,000	0.000	02/07/22	9,997,010
Merck & Co., Inc.(d)
33,000,000	0.000	12/02/21	32,999,908
National Australia Bank Ltd.(d)
3,000,000	0.000	11/01/22	2,990,452
National Bank of Canada(d)
7,800,000	0.000	03/14/22	7,796,507
National Securities Clearing Corp.(d)
23,500,000	0.000	01/10/22	23,497,564
Nationwide Building Society(d)
7,000,000	0.000	01/27/22	6,998,229
NatWest Markets PLC(d)
3,100,000	0.000	01/18/22	3,099,498
Nederlandse Wtrschbnk(d)
15,000,000	0.000	12/01/21	14,999,967
Nestle Finance International Ltd.(d)
31,700,000	0.000	12/01/21	31,699,971

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Nieuw Amsterdam Receivables Corp.(d)
$20,000,000	0.000%	12/10/21	$ 19,999,517
Oglethorpe Power Corp.(d)
20,000,000	0.000	12/10/21	19,999,311
Province Of Alberta(d)
25,000,000	0.000	03/04/22	24,994,060
15,000,000	0.000	03/09/22	14,996,164
Pure Grove Funding(d)
5,650,000	0.000	03/07/22	5,647,336
Regency Markets No. 1 LLC(d)
7,650,000	0.000	12/20/21	7,649,588
Ridgefield Funding Co.(d)
12,000,000	0.000	02/08/22	11,996,337
Rockwell Autom, Inc.(d)
10,660,000	0.000	01/10/22	10,658,227
5,954,000	0.000	01/25/22	5,952,463
Royal Bank of Canada(d)
10,000,000	0.000	10/24/22	9,963,647
2,509,000	0.000	11/09/22	2,499,194
Salisbury Receivables Co.(d)
6,000,000	0.000	12/10/21	5,999,877
7,000,000	0.000	02/09/22	6,998,191
20,500,000	0.000	02/22/22	20,493,112
Schwab Charles Corp.(d)
7,500,000	0.000	03/10/22	7,496,813
Sheffield Receivables Corp.(d)
10,000,000	0.000	12/09/21	9,999,785
10,000,000	0.000	01/06/22	9,998,818
Skandinaviska Enskilda Banken AB(d)
8,740,000	0.000	06/21/22	8,726,299
Societe Generale SA(d)
7,000,000	0.000	12/13/21	6,999,965
Spire, Inc.(d)
24,750,000	0.000	12/02/21	24,749,821
Starbird Funding Corp.(d)
10,000,000	0.000	12/01/21	9,999,978
5,000,000	0.000	01/07/22	4,999,393
10,000,000	0.000	03/07/22	9,995,231

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Svenska Handelsbanken AB(d)
$20,000,000	0.000%	10/19/22	$ 19,932,529
Telus Corp.(d)
11,725,000	0.000	02/22/22	11,718,543
The Stanley Works(d)
10,275,000	0.000	01/24/22	10,272,659
10,000,000	0.000	01/25/22	9,997,869
The Walt Disney Co.(d)
2,000,000	0.000	01/27/22	1,999,494
4,500,000	0.000	09/15/22	4,489,307
Toronto Dominion Bank(d)
5,000,000	0.000	04/26/22	4,995,529
8,360,000	0.000	05/26/22	8,349,478
UDR, Inc.(d)
6,000,000	0.000	12/08/21	5,999,825
United Overseas Bank Ltd.(d)
6,948,000	0.000	04/13/22	6,942,983
Verizon Communications, Inc.(d)
7,000,000	0.000	12/06/21	6,999,848
Versailles CDS LLC(d)
13,250,000	0.000	01/31/22	13,246,554
12,000,000	0.000	02/11/22	11,996,131
Victory Receivables Corp.(d)
5,104,000	0.000	01/04/22	5,103,439
2,000,000	0.000	01/12/22	1,999,716
15,000,000	0.000	01/27/22	14,996,472
10,000,000	0.000	02/01/22	9,997,340
2,400,000	0.000	02/14/22	2,399,184
VW Credit, Inc.(d)
17,000,000	0.000	08/26/22	16,955,540
Waste Management, Inc.(d)
8,300,000	0.000	12/08/21	8,299,758
4,338,000	0.000	08/10/22	4,327,970
2,000,000	0.000	09/02/22	1,994,603
7,185,000	0.000	11/08/22	7,157,343
Westpac Banking Corp.(d)
8,800,000	0.000	10/12/22	8,770,029
13,656,000	0.000	11/01/22	13,603,233

			1,554,089,799

TOTAL SHORT-TERM INVESTMENTS (Cost $1,902,229,348)			$1,902,200,660

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $4,329,879,059)			$4,426,995,672

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,258,810	0.026%	$ 24,258,810
(Cost $24,258,810)

TOTAL INVESTMENTS – 100.0% (Cost $4,354,137,869)		$4,451,254,482

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		1,692,892

NET ASSETS – 100.0%		$4,452,947,374

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2021.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
BSBY	— Bloomberg Short-Term Bank Yield Index
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX Banks Index	253	12/17/21	$6,652,413	$(206,978)
2 Year U.S. Treasury Notes	1,584	03/31/22	346,475,252	215,443
5 Year U.S. Treasury Notes	753	03/31/22	91,413,024	583,972
10 Year U.S. Treasury Notes	1,891	03/22/22	247,366,437	2,883,854

TOTAL FUTURES CONTRACTS				$3,476,291

SWAP CONTRACTS — At November 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/ (Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index(b)	0.070%(c)	J.P. Morgan Securities LLC	01/05/22		$138,469	$5,553,839
MSGSSUIT Index(b)	0.350(c)	MS & Co. Int. PLC	01/05/22		923	(7,871,838)
SX7T Index	(0.150)(d)	Barclays Bank PLC	04/04/22	EUR	149,176	(7,885,633)
SX7T Index	(0.150)(d)	Barclays Bank PLC	04/04/22	EUR	23,734	629,904

TOTAL						$(9,573,728)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.
(c)	Payments made monthly.
(d)	Payments made quarterly.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Tesla Inc	Consumer, Cyclical	113	$126,000	2.27%
Air Products and Chemicals Inc	Basic Materials	341	102,117	1.84
Take-Two Interactive Software Inc	Technology	553	100,103	1.80
Netflix Inc	Communications	143	98,716	1.78
salesforce.com Inc	Technology	319	95,464	1.72
Paycom Software Inc	Technology	173	95,007	1.71
Hormel Foods Corp	Consumer, Non-cyclical	2,144	90,748	1.63
Wynn Resorts Ltd	Consumer, Cyclical	1,005	90,286	1.63
Raytheon Technologies Corp	Industrial	1,002	89,065	1.60
McCormick & Co Inc/MD	Consumer, Non-cyclical	1,086	87,160	1.57
Incyte Corp	Consumer, Non-cyclical	1,285	86,101	1.55
Viatris Inc	Consumer, Non-cyclical	6,447	86,070	1.55
Kimberly-Clark Corp	Consumer, Non-cyclical	663	85,897	1.55
MarketAxess Holdings Inc	Consumer, Non-cyclical	210	85,762	1.54
Electronic Arts Inc	Technology	611	85,642	1.54
Royal Caribbean Cruises Ltd	Consumer, Cyclical	950	80,179	1.44
Norwegian Cruise Line Holdings Ltd	Consumer, Cyclical	3,097	79,660	1.43
T-Mobile US Inc	Communications	692	79,568	1.43
United Airlines Holdings Inc	Consumer, Cyclical	1,708	78,801	1.42
Southwest Airlines Co	Consumer, Cyclical	1,613	76,276	1.37
Delta Air Lines Inc	Consumer, Cyclical	1,932	75,606	1.36
Carnival Corp	Consumer, Cyclical	3,361	74,474	1.34
NVIDIA Corp	Technology	282	72,052	1.30
Humana Inc	Consumer, Non-cyclical	149	69,145	1.24
Albemarle Corp	Basic Materials	267	66,888	1.20
Dexcom Inc	Consumer, Non-cyclical	106	66,245	1.19
CH Robinson Worldwide Inc	Industrial	677	65,657	1.18
Eli Lilly & Co	Consumer, Non-cyclical	255	64,863	1.17
ServiceNow Inc	Technology	92	64,455	1.16
Devon Energy Corp	Energy	1,588	63,647	1.15
Merck & Co Inc	Consumer, Non-cyclical	718	63,230	1.14
Pioneer Natural Resources Co	Energy	335	62,571	1.13
ONEOK Inc	Energy	983	62,555	1.13
VF Corp	Consumer, Cyclical	857	62,466	1.13
Edwards Lifesciences Corp	Consumer, Non-cyclical	521	62,380	1.12
Archer-Daniels-Midland Co	Consumer, Non-cyclical	961	61,762	1.11
Valero Energy Corp	Energy	794	61,400	1.11
Catalent Inc	Consumer, Non-cyclical	443	61,082	1.10
Phillips 66	Energy	806	60,235	1.09
ABIOMED Inc	Consumer, Non-cyclical	181	60,029	1.08
Marriott International Inc/MD	Consumer, Cyclical	375	59,972	1.08
Ball Corp	Industrial	651	59,515	1.07
Enphase Energy Inc	Energy	251	58,101	1.05
Walt Disney Co/The	Communications	332	56,150	1.01
Caesars Entertainment Inc	Consumer, Cyclical	489	53,548	0.96
American Airlines Group Inc	Consumer, Cyclical	2,700	51,840	0.93
PayPal Holdings Inc	Consumer, Non-cyclical	221	51,373	0.93
Equinix Inc	Financial	60	50,495	0.91
Twitter Inc	Communications	943	50,495	0.91
Alaska Air Group Inc	Consumer, Cyclical	940	49,620	0.89

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Trane Technologies PLC	Industrial	(2,009)	$(363,450)	4.62%
Stanley Black & Decker Inc	Industrial	(2,011)	(361,351)	4.59
APA Corp	Energy	(8,088)	(211,994)	2.69
Freeport-McMoRan Inc	Basic Materials	(5,368)	(202,489)	2.57
Marathon Oil Corp	Energy	(12,354)	(201,620)	2.56
Chubb Ltd	Financial	(1,003)	(195,951)	2.49
Bank of America Corp	Financial	(4,084)	(195,116)	2.48
Occidental Petroleum Corp	Energy	(5,648)	(189,364)	2.41
FedEx Corp	Industrial	(791)	(186,200)	2.37
Under Armour Inc	Consumer, Cyclical	(8,464)	(185,861)	2.36
Zebra Technologies Corp	Technology	(344)	(183,831)	2.34
Under Armour Inc	Consumer, Cyclical	(9,735)	(183,798)	2.33
Trimble Inc	Industrial	(2,089)	(182,518)	2.32
Tapestry Inc	Consumer, Cyclical	(4,627)	(180,365)	2.29
Discovery Inc	Communications	(7,099)	(160,162)	2.03
Capital One Financial Corp	Financial	(1,056)	(159,539)	2.03
Global Payments Inc	Consumer, Non-cyclical	(1,101)	(157,368)	2.00
State Street Corp	Financial	(1,015)	(100,067)	1.27
NIKE Inc	Consumer, Cyclical	(598)	(100,062)	1.27
Johnson Controls International plc	Industrial	(1,274)	(93,505)	1.19
Caterpillar Inc	Industrial	(455)	(92,853)	1.18
PulteGroup Inc	Consumer, Cyclical	(1,903)	(91,496)	1.16
QUALCOMM Inc	Technology	(683)	(90,921)	1.16
PVH Corp	Consumer, Cyclical	(828)	(90,571)	1.15
JPMorgan Chase & Co	Financial	(529)	(89,953)	1.14
Ross Stores Inc	Consumer, Cyclical	(792)	(89,632)	1.14
Pfizer Inc	Consumer, Non-cyclical	(2,049)	(89,621)	1.14
Eastman Chemical Co	Basic Materials	(858)	(89,275)	1.13
Newmont Corp	Basic Materials	(1,642)	(88,684)	1.13
Ulta Beauty Inc	Consumer, Cyclical	(239)	(87,801)	1.12
Activision Blizzard Inc	Technology	(1,120)	(87,581)	1.11
Huntington Bancshares Inc/OH	Financial	(5,546)	(87,296)	1.11
Citizens Financial Group Inc	Financial	(1,837)	(87,053)	1.11
TJX Cos Inc/The	Consumer, Cyclical	(1,321)	(86,483)	1.10
Bristol-Myers Squibb Co	Consumer, Non-cyclical	(1,478)	(86,321)	1.10
Allegion plc	Industrial	(664)	(85,193)	1.08
Gap Inc/The	Consumer, Cyclical	(3,751)	(85,105)	1.08
Synchrony Financial	Financial	(1,771)	(82,250)	1.04
Teradyne Inc	Technology	(402)	(55,539)	0.71
Ford Motor Co	Consumer, Cyclical	(3,106)	(53,050)	0.67
CSX Corp	Industrial	(1,450)	(52,432)	0.67
Anthem Inc	Consumer, Non-cyclical	(117)	(50,907)	0.65
Bank of New York Mellon Corp/The	Financial	(836)	(49,483)	0.63
Autodesk Inc	Technology	(155)	(49,175)	0.62
Martin Marietta Materials Inc	Industrial	(124)	(48,805)	0.62
Organon & Co	Consumer, Non-cyclical	(1,320)	(48,494)	0.62
Arthur J Gallagher & Co	Financial	(288)	(48,375)	0.61
Brown & Brown Inc	Financial	(764)	(48,188)	0.61
Broadcom Inc	Technology	(90)	(47,980)	0.61
Regions Financial Corp	Financial	(2,023)	(47,905)	0.61

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Crude Oil	$70.000	05/17/2022	2,001	$2,001,000	$15,327,660	$16,368,784	$(1,041,124)

Written option contracts
Calls
Crude Oil	80.000	05/17/2022	(2,001)	(2,001,000)	(7,243,620)	(7,931,737)	688,117

Puts
Crude Oil	45.000	11/16/2022	(2,081)	(2,081,000)	(11,528,740)	(7,243,050)	(4,285,690)

Total written option contracts			(4,082)	$(4,082,000)	$(18,772,360)	$(15,174,787)	$(3,597,573)

TOTAL			(2,081)	$(2,081,000)	$(3,444,700)	$1,193,997	$(4,638,697)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	Barclays Bank PLC	$1.800	02/08/2022	83,700,000	$83,700,000	$1,720,010	$398,280	$1,321,730

Written option contracts
Calls
3M IRS	BofA Securities LLC	1.450	02/08/2022	(83,700,000)	(83,700,000)	(1,534,623)	—	(1,534,623)
6M IRS	MS & Co. Int. PLC	1.760	05/19/2022	(140,300,000)	(140,300,000)	(9,633,251)	(7,449,930)	(2,183,321)
9M IRS	BofA Securities LLC	1.999	01/18/2022	(112,300,000)	(112,300,000)	(10,575,403)	(7,153,510)	(3,421,893)

				(336,300,000)	$(336,300,000)	$(21,743,277)	$(14,603,440)	$(7,139,837)

Puts
3M IRS	BofA Securities LLC	2.100	02/08/2022	(83,700,000)	(83,700,000)	(502,987)	—	(502,987)

Total written option contracts				(420,000,000)	$(420,000,000)	$(22,246,264)	$(14,603,440)	$(7,642,824)

TOTAL				(336,300,000)	$(336,300,000)	$(20,526,254)	$(14,205,160)	$(6,321,094)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Nikkei 225 Index	BofA Securities LLC	$28,780.420	12/30/2021	315,676	$908,528,786,392	$888,440	$1,927,978	$(1,039,538)
FTSE 100 Index	BofA Securities LLC	7,573.990	03/18/2022	7,603	5,758,504,597	470,057	1,108,463	(638,406)
Nikkei 225 Index	Citibank NA	28,691.210	12/30/2021	492,927	1,414,267,207,167	1,520,687	2,813,357	(1,292,670)
RUT Index	JPMorgan Securities, Inc.	2,363.230	12/31/2021	59,423	14,043,021,629	930,638	2,818,879	(1,888,241)
XLE Index	MS & Co. Int. PLC	51.580	12/31/2021	2,741,058	14,138,377,164	10,236,295	3,891,206	6,345,089

				3,616,687	$2,356,735,896,949	$14,046,117	$12,559,883	$1,486,234

Puts
Nikkei 225 Index	BofA Securities LLC	23,725.430	12/30/2021	492,927	1,169,490,503,361	445,559	90,369	355,190

Total purchased option contracts				4,109,614	$3,526,226,400,310	$14,491,676	$12,650,252	$1,841,424

Written option contracts
Calls
XLE Index	MS & Co. Int. PLC	56.790	12/31/2021	(2,741,058)	$(15,566,468,382)	$(2,895,267)	$(1,452,761)	$(1,442,506)

Puts
FTSE 100 Index	BofA Securities LLC	6,131.330	03/18/2022	(7,603)	(4,661,650,199)	(939,143)	(1,212,672)	273,529
XLV Index	Citibank NA	127.250	12/30/2022	(1,052,774)	(13,396,549,150)	(10,582,637)	(8,461,039)	(2,121,598)
Nikkei 225 Index	Citibank NA	23,725.430	12/30/2021	(492,927)	(1,169,490,503,361)	(445,559)	(1,680,545)	1,234,986
RUT Index	JPMorgan Securities, Inc.	2,075.030	12/31/2021	(59,423)	(12,330,450,769)	(2,441,679)	(1,370,051)	(1,071,628)

				(1,612,727)	$(1,199,879,153,479)	$(14,409,018)	$(12,724,307)	$(1,684,711)

Total written option contracts				(4,353,785)	$1,215,445,621,861	$(17,304,285)	$(14,177,068)	$(3,127,217)

TOTAL				(244,171)	$(2,310,780,778,449)	$(2,812,609)	$(1,526,816)	$(1,285,793)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CHF	BofA Securities LLC	$0.930	03/07/2023	43,640,000	$43,640,000	$806,249	$1,420,264	$(614,015)
Call USD/Put JPY	MS & Co. Int. PLC	108.290	03/07/2023	43,640,000	43,640,000	2,353,724	1,481,578	872,146

				87,280,000	$87,280,000	$3,159,973	$2,901,842	$258,131

Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	36,490,000	36,490,000	2,149,905	1,405,395	744,510

TOTAL				123,770,000	$123,770,000	$5,309,878	$4,307,237	$1,002,641

Abbreviations:
3M IRS	—3 Months Interest Rate Swaptions
6M IRS	—6 Months Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SX7T Index	—Euro STOXX Banks Net Return Index
XLE Index	—Energy Select Sector SPDR Fund Index
XLV Index	—Health Care Select Sector SPDR Fund

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Fund’s valuation policies are to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or: liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the fund investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts —Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of each Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2021:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$346,734	$16,335,863	$—
Australia and Oceania	—	4,102,839	—
Europe	5,081,808	40,981,074	—
North America	164,057,343	—	—
South America	—	57,627	—
Exchange Traded Funds	1,586,972,644	—	—
Investment Company	121,238,993	—	—

Total	$1,877,697,522	$61,477,403	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$15,407,923	$—
Futures Contracts(b)	4,439,249	—	—
Total Return Swap Contracts	—	324,567	—
Options Purchased	9,268,400	5,561,482	—

Total	$13,707,649	$21,293,972	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,035,982)	$—
Futures Contracts(b)	(3,722,970)	—	—
Written option contracts	(3,112,992)	—	—

Total	$(6,835,962)	$(1,035,982)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$1,955,263,398	$—	$—

Total	$1,955,263,398	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,711,943	$—
Futures Contracts(a)	28,805,513	—	—
Purchased Option Contratcs	—	1,722,795	—

Total	$28,805,513	$6,434,738	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,454,519)	$—
Futures Contracts(a)	(1,579,278)	—	—
Written Option Contracts	—	(2,508,524)	—

Total	$(1,579,278)	$(4,963,043)	$—

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$380,470,197	$—	$—

Total	$380,470,197	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$1,876,439	$—	$—
Purchased Option Contracts	341,320	—	—

Total	$2,217,759	$—	$—

Liabilities
Futures Contracts(a)	$(46,046)	$—	$—
Written option contracts	(242,118)	—	—

Total	$(288,164)	$—	$—

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$4,996,944	$—
U.S. Treasury Obligations	83,994,183	—	—
Exchange Traded Funds	277,784,828	—	—
Investment Companies	2,158,019,057	—	—
Short-term Investments	—	1,902,200,660	—
Securities Lending Reinvestment Vehicle	24,258,810	—	—

Total	$2,544,056,878	$1,907,197,604	$—

Derivative Type
Assets
Futures Contracts(a)	$3,683,269	$—	$—
Total Return Swap Contracts	—	6,183,744	—
Purchased Option Contracts	—	36,849,224	—

Total	$3,683,269	$43,032,968	$—

Liabilities
Futures Contracts(a)	$(206,978)	$—	$—
Total Return Swap Contracts	—	(15,757,472)	—
Written option contracts	—	(58,322,909)	—

Total	$(206,978)	$(74,080,381)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to a Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — Each Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — Each Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, a Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/ or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, each Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or an Underlying Fund are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s or an Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s or an Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or an Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), a Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then a Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.